               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 87                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 87                                                 [X]

                        (Check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: November 30, 1999

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on November 30, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

[cover]

AMERICAN CENTURY

Prospectus

                                                            Veedot(reg.sm) Fund

                                                              November 30, 1999
                                                                 Investor Class

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                               Distributed by
                                                        Funds Distributor, Inc.

[america century logo and text logo (reg. sm)]
American
Century

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[american century logo and text logo (reg. sm)]
American
Century

                                American Century
                                   Investments

                                 P.O. Box 419200
                                 Kansas City, MO
                                   64141-6200

Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   * The fund's primary investments and risks

   * A description of who may or may not want to invest in the fund

   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Relations Representatives are available weekdays 7
a.m. to 7 p.m. and Saturdays 9 a.m. to 2 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                Sincerely,

                                /s/mark killen
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                          American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund uses a systematic, highly-automated approach to common stock investing.
This approach is designed to identify companies, regardless of industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page 4.

The fund's principal risks include

*  RELIANCE ON INVESTMENT PROCESS - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be very high. This could result in relatively high commission costs and capital gains tax liabilities for the fund and its shareholders, which may hurt the fund's performance.

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

*  NONDIVERSIFICATION - The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term as a result of high portfolio turnover, market risk and nondiversification.

*  FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

*  PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the fund's short-term price volatility

*  comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

*  not investing through an IRA or other tax-advantaged retirement plan and are concerned about the tax consequences of high portfolio turnover

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus.

[left margin]

PORTFOLIO TURNOVER is a measure of how frequently a fund buys and sells portfolio securities.

A NONDIVERSIFIED fund may invest a larger percentage of its assets in a smaller number of securities than a diversified fund.

[graphic of pointing finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[graphic of pointing finger]
For current performance information, please call us at 1-800-345-2021 or visit
American Century's Web site at www.americancentury.com.

2        American Century Investments                            1-800-345-2021

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged) 2.0%(1)

(1) For shares held for less than five years.

ANNUAL       OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management   Distribution and      Other      Total Annual Fund
             Fee(1)   Service(12b-1) Fees   Expenses(2)  Operating Expenses
--------------------------------------------------------------------------------
Veedot       1.50%          None              0.00%          1.50%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. Please consult the
    Statement of Additional Information for more details about the fund's management fee.

(2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                     1 year                    3 years
--------------------------------------------------------------------------------
Veedot                               $359                      $693

You would pay the following expenses if you did not redeem your shares:

                                     1 year                    3 years
--------------------------------------------------------------------------------
Veedot                               $152                      $472

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Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                        American Century Investments   3

OBJECTIVES, STRATEGIES AND RISKS

VEEDOT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund uses a systematic, highly-automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly-traded securities to identify those that meet the fund's strict, proprietary growth requirements.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase.
Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, NON-LEVERAGED futures and options, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

[left margin]

NON-LEVERAGED means that the fund may not invest in futures contracts where it
Would be posible to lose more than the fund invested.

4      American Century Investments                             1-800-345-2021

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend initially to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

     www.americancentury.com                   American Century Investments   5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Investor
Class shares of Veedot. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Veedot will pay the advisor a unified management fee of 1.50% of the first $500 million of average net assets,
1.45% of the next $500 million of average net assets and 1.40% of average net assets over $1 billion of the Investor Class shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

JAMES E. STOWERS III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined
American Century in 1981. He has a bachelor's degree in finance from Arizona
State University.

JOHN SMALL JR.

Mr. Small, Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to Portfolio Manager in February 1999. Since 1994 he has worked as an analyst and Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from
Rockford College and a master's degree in laser optics physics from the Air
Force Institute of Technology. He also has an MBA from Baker University.

[left margin]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

6        American Century Investments                           1-800-345-2021

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on
American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers.
However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's
Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.

www.americancentury.com                        American Century Investments    7

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE
Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES
Call an Investor Relations Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT
Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES
Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send us your check or money order for at least $50 with an investment slip or
$250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send us written instructions or a redemption form to sell shares. Call an
Investor Relations Representative to request a form.

--------------------------------------------------------------------------------
ONLINE
www.americancentury.com

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES Not available.

8        American Century Investments                            1-800-345-2021

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------

BY WIRE
[graphic of pointing finger] Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT
Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information.

Our bank information:
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)

 +For additional investments only

MAKE ADDITIONAL INVESTMENTS
Follow the wire instructions provided in the "Open an account"
section.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES Not available.

--------------------------------------------------------------------------------
AUTOMATICALLY

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments and sell or exchange shares.

4500 Main St.                           4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday-Friday      8 a.m. to 6 p.m., Monday-Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    9445 East County Line Road, Suite A
Mountain View, California               Englewood, Colorado
8 a.m. to 5 p.m., Monday-Friday         8 a.m. to 6 p.m., Monday-Friday
                                        8 a.m. to noon, Saturday

www.americancentury.com                        American Century Investments   9

MINIMUM INITIAL INVESTMENT AMOUNT

To open an account, the minimum investment is $10,000

REDEMPTIONS

If you sell your shares of Veedot within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) from Veedot. The redemption fee is retained by the fund. It is intended to discourage short-term investments in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

10    American Century Investments                             1-800-345-2021

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[left margin]

[graphics of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

www.americancentury.com                   American Century Investments        11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

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The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

12      American Century Investments                             1-800-345-2021

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution       Tax Rate for 15% Bracket  Tax Rate for 28% Bracket or above
-----------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate      Ordinary income rate
-----------------------------------------------------------------------------------
Long-term capital gains    10%                       20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal
Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

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[graphic of pointing finger]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

         www.americancentury.com                   American Century Investments

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Investor
Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.

American Century offers the other classes of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

14      American Century Investments                             1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments       15

NOTES

16     American Century Investments                             1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments      17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC).

* In person                 SEC Public Reference Room
                            Washington, D.C.
                            Call 1-800-SEC-0330
                            for location and hours.

* On the internet           www.sec.gov.

* By mail                   SEC Public Reference Section
                            Washington, D.C. 20549-6009
                            (The SEC will charge a fee
                            for copying the documents.)

Investment Company Act File No. 811-0816

                 [american century logo and text logo (reg. sm)]
                                    American
                                    Century

                         American Century Investments
                               P.O. Box 419200
                       Kansas City, Missouri 64141-6200

                        1-800-345-2021 or 816-531-5575

9911
SH-PRS-17678

AMERICAN CENTURY
Prospectus

                                                            Veedot(reg.sm) Fund

                                                              November 30, 1999
                                                            Institutional Class

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
    SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE
                                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                                 Distributed by
                                                        Funds Distributor, Inc.

[american century logo and text logo (reg. sm)]
American
Century

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[american century logo and text logo (reg. sm)]
American
Century

American Century
Investments

P.O. Box 419385
Kansas City, MO
64141-6385

Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investments. Take a look inside, and you'll see this prospectus is different.
It takes a clear-cut approach to fund information.

   Here's what you'll find:

   * The fund's primary investments and risks

   * A description of who may or may not want to invest in the fund

   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Service Representatives are available weekdays 8 a.m. to 5
p.m. Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                               Sincerely,
                               /s/Mark Killen
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.

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Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                               American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund uses a systematic, highly-automated approach to common stock investing.
This approach is designed to identify companies, regardless of industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page 4.

The fund's principal risks include

*  RELIANCE ON INVESTMENT PROCESS - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be very high. This could result in relatively high commission costs and capital gains tax liabilities for the fund and its shareholders, which may hurt the fund's performance.

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

*  NONDIVERSIFICATION - The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term as a result of high portfolio turnover, market risk and nondiversification.

*  FOREIGN SECURTIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

*  PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the fund's short-term price volatility

*  comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

*  not investing through an IRA or other tax-advantaged retirement plan and are concerned about the tax consequences of high portfolio turnover

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus.

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PORTFOLIO TURNOVER is a measure of how frequently a fund buys and sells portfolio securities.

A NONDIVERSIFIED fund may invest a larger percentage of its assets in a smaller number of securities than a diversified fund.

[graphic of pointing finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[graphic of pointing finger]
For current performance information, please call us at 1-800-345-3533 or visit
American Century's Web site at www.americancentury.com.

2       American Century Investments                             1-800-345-3533

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)  2.0%(1)

(1) For shares held for less than five years.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

          Management   Distribution and        Other          Total Annual Fund
          Fee(1)       Service (12b-1) Fees    Expenses(2)    Operating Expenses
-----------------------------------------------------------------------------
Veedot    1.30%        None                    0.00%          1.30%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. Please consult the
    Statement of Additional Information for more details about the fund's management fee.

(2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                        1 year             3 years
--------------------------------------------------------------------------------
Veedot                                  $339               $633

You would pay the following expenses if you did not redeem your shares:

                                        1 year             3 years
--------------------------------------------------------------------------------
Veedot                                  $132               $410

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[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                   American Century Investments        3

OBJECTIVES, STRATEGIES AND RISKS

VEEDOT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund uses a systematic, highly-automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly-traded securities to identify those that meet the fund's strict, proprietary growth requirements. The methodology identifies companies whose earnings and revenues are growing at a successively faster, or accelerating, pace.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase.
Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, NON-LEVERAGED futures and options, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

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[graphic of pointing finger]
NON-LEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

4       American Century Investments                             1-800-345-3533

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend initially to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

www.americancentury.com                   American Century Investments       5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the
Institutional Class shares of Veedot. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Veedot will pay the advisor a unified management fee of 1.30% of the first $500 million of average net assets, 1.25% of the next $500 million of average net assets and 1.20% of average net assets over $1 billion of the Institutional Class shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

JAMES E. STOWERS III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined
American Century in 1981. He has a bachelor's degree in finance from Arizona
State University.

JOHN SMALL JR.

Mr. Small, Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to Portfolio Manager in February 1999. Since 1994 he has worked as an analyst and Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from
Rockford College and a master's degree in laser optics physics from the Air
Force Institute of Technology. He also has an MBA from Baker University.

[left margin]

[graphic of pointing finger]
Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

6       American Century Investments                             1-800-345-3533

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on
American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers.
However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's
Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.

www.americancentury.com                   American Century Investments        7

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell your shares of Veedot within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) from Veedot. The redemption fee is retained by the fund. It is intended to discourage short-term investments in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed on the next page when you open your account. If you do not want these services, see "Conducting
Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

8       American Century Investments                             1-800-345-3533

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE
Service Representative
1-800-345-3533

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call us if you have authorized us to invest from your bank account.

SELL SHARES Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

OPEN AN ACCOUNT
Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES
Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send us your check or money order for at least $50 with an investment slip or
$250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send us written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
BY WIRE
[graphic of pointing finger]
Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT
Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information.

Our bank information:
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)
 +For additional investments only

MAKE ADDITIONAL INVESTMENTS
Follow the wire instructions provided in the "Open an account"
section

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES Not available.

--------------------------------------------------------------------------------
AUTOMATICALLY

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send us written instructions to set up an automatic exchange of your shares From one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Select "Establish Automatic Investments" on your account application to make automatic purchases of shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

www.americancentury.com                   American Century Investments         9

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

10        American Century Investments                            1-800-345-3533

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

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[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

www.americancentury.com                   American Century Investments       11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

12      American Century Investments                             1-800-345-3533

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution      Tax Rate for 15% Bracket  Tax Rate for 28% Bracket or above
--------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains   10%                       20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal
Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]

[graphic of pointing finger]
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

www.americancentury.com                  American Century Investments         13

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Institutional
Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements than the
Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

14      American Century Investments                             1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments        15

NOTES

16      American Century Investments                             1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments        17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC).

* In person                    SEC Public Reference Room
                               Washington, D.C.
                               Call 1-800-SEC-0330 for
                               location and hours.

* On the internet              www.sec.gov.

* By mail                      SEC Public Reference Section
                               Washington, D.C. 20549-6009
                               (The SEC will charge
                               a fee for copying the documents.)

Investment Company Act File No. 811-0816

                 [american century logo and text logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

9911
SH-PRS-17680

AMERICAN CENTURY
Prospectus

                                                            Veedot(reg.sm) Fund

                                                              November 30, 1999
                                                                  Advisor Class

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
    SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE
                                  WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                                  Distributed by
                                                         Funds Distributor, Inc.

[american century logo and text logo (reg. sm)}
American
Century

[left margin]

[american century logo and text logo (reg. sm)]
American Century
Investments

P.O. Box 419385
Kansas City, MO
64141-6385

Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important - learning about the fund and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   * The fund's primary investments and risks

   * A description of who may or may not want to invest in the fund

   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Service Representatives are available weekdays 8 a.m. to 5
p.m. Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                               Sincerely,
                               /s/ Mark Killen
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

This symbol highlights special information and helpful tips.

                                                  American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund uses a systematic, highly-automated approach to common stock investing.
This approach is designed to identify companies, regardless of industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page 4.

The fund's principal risks include

*  RELIANCE ON INVESTMENT PROCESS - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be very high. This could result in relatively high commission costs and capital gains tax liabilities for the fund and its shareholders, which may hurt the fund's performance.

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

*  NONDIVERSIFICATION - The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term as a result of high portfolio turnover, market risk and nondiversification.

*  FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

*  PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the fund's short-term price volatility

*  comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

*  not investing through an IRA or other tax-advantaged retirement plan and are concerned about the tax consequences of high portfolio turnover

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus.

[left margin]

PORTFOLIO TURNOVER is a measure of how frequently a fund buys and sells portfolio securities.

A NONDIVERSIFIED fund may invest a larger percentage of its assets in a smaller number of securities than a diversified fund.

[graphic of pointing finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[graphic of pointing finger]
For current performance information, please call us at 1-800-345-3533 or visit
American Century's Web site at www.americancentury.com.

2        American Century Investments                             1-800-345-3533

1EES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)  2.0%(1)

(1) For shares held for less than five years.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

          Management   Distribution and          Other        Total Annual Fund
          Fee(1)       Service (12b-1) Fees(2)   Expenses(3)  Operating Expenses
-----------------------------------------------------------------------------

Veedot    1.25%        0.50%                     0.00%        1.75%

(1)  The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. Please consult the
     Statement of Additional Information for more details about the fund's management fee.

(2)  The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See
     "Service and Distribution Fees," page 12.

(3)  Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                1 year                 3 years
----------------------------------------------------------------------------
Veedot                          $383                   $767

You would pay the following expenses if you did not redeem your shares:

                                1 year                 3 years
----------------------------------------------------------------------------
Veedot                          $177                   $548

[left margin]

[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                       American Century Investments    3

OBJECTIVES, STRATEGIES AND RISKS

VEEDOT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund uses a systematic, highly-automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly-traded securities to identify those that meet the fund's strict, proprietary growth requirements.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase.
Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, NON-LEVERAGED futures and options, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

[left margin]

NON-LEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

4      American Century Investments                             1-800-345-3533

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend initially to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

www.americancentury.com                   American Century Investments        5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Advisor
Class shares of Veedot. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Veedot will pay the advisor a unified management fee of 1.25% of the first $500 million of average net assets,
1.20% of the next $500 million of average net assets and 1.15% of average net assets over $1 billion of the Advisor Class shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

JAMES E. STOWERS III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined
American Century in 1981. He has a bachelor's degree in finance from Arizona
State University.

JOHN SMALL JR.

Mr. Small, Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to Portfolio Manager in February 1999. Since 1994 he has worked as an analyst and Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from
Rockford College and a master's degree in laser optics physics from the Air
Force Institute of Technology. He also has an MBA from Baker University.

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CODE OF ETHICS
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

6       American Century Investments                             1-800-345-3533

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on
American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers.
However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's
Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.

www.americancentury.com                   American Century Investments        7

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

REDEMPTIONS

If you sell your shares of Veedot within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) from Veedot. The redemption fee is retained by the fund. It is intended to discourage short-term investments in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

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[graphic of pointing finger]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

8       American Century Investments                             1-800-345-3533

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

www.americancentury.com                   American Century Investments        9

The SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

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NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

10      American Century Investments                             1-800-345-3533

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket    Tax Rate for 28% Bracket or above
--------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate        Ordinary income rate
--------------------------------------------------------------------------------------
Long-term capital gains     10%                         20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal
Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

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[graphic of pointing finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

www.americancentury.com                   American Century Investments       11

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements than the Advisor
Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available.
Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the
Plan and its terms, see "Multiple Class Structure - Master Distribution and
Shareholder Services Plan" in the Statement of Additional Information.

12      American Century Investments                             1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments      13

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC).

* In person                 SEC Public Reference Room
                            Washington, D.C.
                            Call 1-800-SEC-0330
                            for location and hours.

* On the internet           www.sec.gov.

* By mail                   SEC Public Reference Section
                            Washington, D.C. 20549-6009
                            (The SEC will charge a
                            fee for copying the documents.)

Investment Company Act File No. 811-0816

                 [american century logo and text logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

9911
SH-PRS-17679

AMERICAN CENTURY

Statement of Additional
Information

                                                            Veedot(reg.sm) Fund

                                                              NOVEMBER 30, 1999

                                                              American Century
                                                            Mutual Funds, Inc.

  THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUND'S
 PROSPECTUS, DATED NOVEMBER 30, 1999, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
   ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S CURRENT
 PROSPECTUS. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT THE
                       ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR
                                           VISIT AMERICAN CENTURY'S WEB SITE AT
                                                       WWW.AMERICANCENTURY.COM.

     THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUND'S ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
 DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUND'S ANNUAL
                               OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

                                                           Distributed by Funds
                                                              Distributor, Inc.

                                 [american century logo and text logo (reg. sm)]
                                                                        American
                                                                         Century

www.americancentury.com                   American Century Investments        1

THE FUND'S HISTORY

American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On July 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this Statement of Additional
Information we refer to American Century Mutual Funds, Inc. as the corporation.

The fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. The fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.

                INVESTOR CLASS              ADVISOR CLASS            INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
            Ticker       Inception      Ticker       Inception     Ticker        Inception
Fund        Symbol       Date           Symbol       Date          Symbol        Date
-------------------------------------------------------------------------------------------
Veedot      N/A          11/30/1999     N/A          N/A           N/A           N/A
-------------------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the fund's advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and
Risks," which begins on page 3. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectus.

The fund is an open-end, management investment company as defined in the
Investment Company Act of 1940 (the Investment Company Act). The fund is nondiversified. Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Although the fund's managers expect it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the fund's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that the fund generally will consist of domestic and foreign common stocks, and equity equivalent securities.
However, subject to the specific limitations applicable to a fund, the fund's management team may invest the assets of the fund in varying amounts using other instruments and techniques, such as those described in the

2     American Century                              Investments 1-800-345-2021

next section, when such a course is deemed appropriate in order to attempt to attain a fund's investment objective. Senior securities that, in the opinion of the managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the fund fully invested in stocks identified as attractive by the fund's investment methodology, regardless of the movement of stock prices, generally. However, should the fund's investment methodology fail to identify sufficient investment candidates, or for any other reason including the desire to take a temporary defensive position, the fund may invest up to
100% of its assets in U.S. government securities. In most circumstances, the fund's actual level of cash and cash equivalents will be less than 10%. The managers may use S&P 500 Index futures as a way to expose the fund's cash assets to the market, while maintaining liquidity. As mentioned in the
Prospectus, the managers may not leverage the fund's portfolios, so there is no greater market risk to the fund than if they purchase stocks. See
"Derivative Securities," page 5, "Short-Term Securities,"
page 8 and "Futures and Options," page 8 .

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

Foreign Securities

The fund may invest an unlimited portion of its total assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S.
or foreign securities markets.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK. The value of the foreign investments held by the fund may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the fund invests are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of fund or other assets, also could adversely affect the value of investments. Further, the fund may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the fund may be reduced by a withholding tax at the sources, which would reduce dividend income payable to shareholders.

www.americancentury.com                   American Century Investments         3

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the fund invests will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the fund are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities.
Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the
Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the fund intends to limit their direct investments in Russian companies, if any, to those that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the fund.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Because convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, like all fixed- income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations.
In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in

4              American Century Investments                      1-800-345-2021

certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options.
The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost.
These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except (i) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency

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exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There is a range of risks associated with derivative investments, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the advisor's policy for investments in the derivative securities annually.

Investment in Companies with Limited Operating Histories

The fund may invest up to 10% of its assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Other Investment Companies

The fund may invest up to 10% of its total assets in other mutual funds, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the
Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that the fund bears directly in connection with its own operations.

6        American Century Investments                            1-800-345-2021

Repurchase Agreements

The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.

The fund will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days and other illiquid securities.

When-Issued and Forward Commitment Agreements

The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

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With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

In addition, the fund may invest up to 5% of its total assets in any one money market fund, including those managed by the advisor.

Futures and Options

The fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

8        American Century Investments                            1-800-345-2021

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
The fund managers may engage in futures and options transactions based on securities indices that are consistent with the fund's investment objectives.
Examples of indices that may be used include the Bond Buyer Index of Municipal
Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by

www.americancentury.com                    American Century Investments        9

limiting the contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although it does not currently intend to do so, the fund may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the fund would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

The fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, the fund will set aside cash in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

The fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See "Derivative
Securities," page 5.

The fund expects to use forward contracts under two circumstances:

(1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so;
    or

10        American Century Investments                           1-800-345-2021

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

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Fundamental Investment Policies

The fund's fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject        Policy
-----------------------------------------------------------------------------
Senior         A fund may not issue senior securities, except as permitted
               Securities under the Investment Company Act.
-----------------------------------------------------------------------------
Borrowing      A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1U3% of the fund's total assets.
-----------------------------------------------------------------------------
Lending        A fund may not lend any security or make any other loan if, as a result, more than 33-1U3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
-----------------------------------------------------------------------------
Real Estate    A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of
               companies that deal in real estate or are engaged in the real estate business.
-----------------------------------------------------------------------------
Concentration  A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
-----------------------------------------------------------------------------
Underwriting   A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
-----------------------------------------------------------------------------
Commodities    A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
               instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
-----------------------------------------------------------------------------
Control        A fund may not invest for purposes of exercising control over management.
-----------------------------------------------------------------------------

Nonfundamental Investment Policies

In addition, the fund is subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of
Directors.

Subject            Policy
--------------------------------------------------------------------------------
Borrowing         A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity         A fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid
                  securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or
                  contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales       A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin            A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

12       American Century Investments                             1-800-345-2021

Subject              Policy
--------------------------------------------------------------------------------
Futures and Options  A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money
                     than it invested.
--------------------------------------------------------------------------------
Issuers with         A fund may invest up 10% of its assets in the securities of
Limited Operating    issuers with limited operating histories. An issuer is
Histories            considered to have a limited operating history if that
                     issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation,
                     consolidations, and research and development may be
                     considered in determining whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon acquisition by the fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the fund or its investment practices or policies.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c)
utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

PORTFOLIO TURNOVER

The portfolio turnover rates of the fund will be shown in the Financial
Highlights table in the Prospectus.

The fund managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve the fund's investment objectives, the managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the fund will, under most circumstances, be essentially fully invested in equity securities.

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Because investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve the objectives. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired the advisor to do so.
Two-thirds of the directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk
(*) are interested persons of the fund (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the fund; the advisor, American Century Investment Management, Inc. (ACIM); the
fund's agent for transfer and administrative services, American Century Services
Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries (including ACIM and ACSC); the fund's distribution agent and co-administrator, Funds Distributor, Inc. (FDI); or other funds advised by the advisor. Each director listed below serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor.

                               Position(s) Held
Name (Age)                     with Fund         Principal Occupation(s) during Past Five Years
-----------------------------------------------------------------------------------------------
James E. Stowers, Jr.* (75)    Director,         Chairman, Director and controlling shareholder, ACC,
4500 Main Street               Chairman of       Chairman and Director, ACIM, ACSC and ACIS(1)
Kansas City, MO 64111          the Board
-----------------------------------------------------------------------------------------------
James E. Stowers III* (40)     Director          Director and Chief Executive Officer, ACC, ACIM,
4500 Main Street                                 ACSC and ACIS(2)
Kansas City, MO 64111
-----------------------------------------------------------------------------------------------
Thomas A. Brown (59)           Director          Director of Plains States Development, Applied
4500 Main Street                                 Industrial Technologies, Inc., a corporation engaged in
Kansas City, MO 64111                            the sale of bearings and power transmission products
-----------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (67)   Director          Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
-----------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (54)     Director          Senior Vice President and Associate Director, Midwest
4500 Main Street                                 Research Institute
Kansas City, MO 64111
-----------------------------------------------------------------------------------------------

14      American Century Investments                             1-800-345-2021

                               Position(s) Held
Name (Age)                     with Fund         Principal Occupation(s) during Past Five Years
-----------------------------------------------------------------------------------------
D.D. (Del) Hock (64)           Director          Retired, formerly Chairman, Public Service
4500 Main Street                                 Company of Colorado;
Kansas City, MO 64111                            Director, Service Tech, Inc., Hathaway
                                                 Corporation, and J.D. Edwards & Company
-----------------------------------------------------------------------------------------
Donald H. Pratt (61)           Director          Chairman and Director, Butler Manufacturing
4500 Main Street               Vice Chairman     Company
Kansas City, MO 64111          of the Board      Director, Atlas-Copco North America Inc.
-----------------------------------------------------------------------------------------
Lloyd T. Silver, Jr. (71)      Director          President, LSC, Inc., manufacturer's
4500 Main Street                                 representative
Kansas City, MO 64111
-----------------------------------------------------------------------------------------
M. Jeannine Strandjord (53)    Director          Senior Vice President, Finance, Sprint
4500 Main Street                                 Corporation; Director, DST Systems, Inc.
Kansas City, MO 64111
---------------------------------------------------------------------------------------

(1)  Father of James E. Stowers III
(2)  Son of James E. Stowers, Jr.

COMMITTEES

The Board has four standing committees to oversee specific functions of the fund's operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee       Members                   Function of Committee
--------------------------------------------------------------------------------------------
Executive       James E. Stowers, Jr.     The Executive Committee performs the functions
                James E. Stowers III      of the Board of Directors between Board meetings,
                Donald H. Pratt           subject to the limitations on its power set out in the
                                          Maryland General Corporation Law, and
                                          except for matters required by the
                                          Investment Company Act to be acted
                                          upon by the whole Board.
--------------------------------------------------------------------------------------------
Compliance      Thomas A. Brown           The Compliance Committee reviews the results of the
                Donald H. Pratt           fund's compliance testing program, reviews quarterly
                Lloyd T. Silver, Jr.      reports from the advisor to the Board regarding various
                Andrea C. Hall, Ph.D.     compliance matters and monitors the implementation of
                                          the fund's Code of Ethics, including any violations
                                          thereof.
--------------------------------------------------------------------------------------------
Audit           M. Jeannine Strandjord    The Audit Committee recommends the engagement of
                Robert W. Doering, M.D.   the fund's independent auditors and oversees its
                D.D. (Del) Hock           activities. The committee receives reports from the
                                          advisor's Internal Audit Department, which is
                                          accountable to the committee. The committee also
                                          receives reporting about compliance matters affecting
                                          the fund.
--------------------------------------------------------------------------------------------
Nominating      Donald H. Pratt           The Nominating Committee primarily considers and
                Andrea C. Hall, Ph.D.     recommends individuals for nomination as directors. The
                D.D. (Del) Hock           names of potential director candidates are drawn from a
                                          number of sources, including recommendations from
                                          Board members, management and shareholders. The
                                          committee also reviews and makes recommendations to
                                          the Board with respect to the composition of Board
                                          committees and other Board-related matters, including
                                          its organization, size, composition, responsibilities,
                                          functions and compensation.
--------------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments       15

COMPENSATION OF DIRECTORS

The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the fund for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets.
Under the terms of the management agreement with the advisor, the fund is responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by this Board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------
                         Total Compensation  Total Compensation from the
Name of Director         from the Fund (1)   American Century Family of Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown          N/A                 $52,333
Robert W. Doering, M.D.  N/A                  51,250
Andrea C. Hall, Ph.D.    N/A                  51,750
D.D. (Del) Hock          N/A                  51,500
Donald H. Pratt          N/A                  53,583
Lloyd T. Silver, Jr.     N/A                  51,500
M. Jeannine Strandjord   N/A                  52,833
--------------------------------------------------------------------------------

(1)  Includes compensation paid to the directors during the fiscal year ended
     October 31, 1999, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred Compensation
     Plan for Non-Interested Directors and Trustees.

(2)  Includes compensation paid by the six investment company members of the
     American Century family of funds served by this Board.

The fund has adopted the American Century Deferred Compensation Plan for Non-
Interested Directors and Trustees. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the fund.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected funds or fund until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the fund. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 1999.

16      American Century Investments                             1-800-345-2021

OFFICERS

Background information for the officers of the fund is provided in the table below. All persons named as officers of the fund also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the fund are listed; only those officers with policy-making functions for the fund are listed. No officer is compensated for his or her service as an officer of the fund. The individuals listed in the following table are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund;
ACC; ACC's subsidiaries (including ACIM and ACSC); or the fund's distributor
(FDI).

Name (Age)                   Positions Held
Address                      with Fund      Principal Occupation(s) during Past Five Years
-----------------------------------------------------------------------------------------
George A. Rio (44)           President      Executive Vice President and Director of Client
60 State St.                                Services, FDI (March 1998 to present)
Boston, MA 02109                            Senior Vice President and Senior Key Account
                                            Manager, Putnam Mutual Funds
                                            (June 1995 to March 1998)
                                            Director Business Development, First
                                            Data Corporation (May 1994 to June 1995
-----------------------------------------------------------------------------------------
Christopher J. Kelley (34)   Vice           Vice President and Associate General Counsel, FDI
60 State St.                 President      (July 1996 to present)
Boston, MA 02109                            Assistant Counsel, Forum Financial Group
                                            (April 1994 to July 1996)
-----------------------------------------------------------------------------------------
Mary A. Nelson (35)          Vice           Vice President and Manager of Treasury Services
60 State St.                 President      and Administration, FDI (1994 to present)
Boston, MA 02109
-----------------------------------------------------------------------------------------
Maryanne Roepke, CPA (43)    Vice and       Senior Vice President, ACSC
9300 Ward Parkway            President
Kansas City, MO 64111        Treasurer
-----------------------------------------------------------------------------------------
David C. Tucker (41)         Vice           Senior Vice President and General Counsel,
4500 Main St.                President      ACSC and ACIM (June 1998 to present)
Kansas City, MO 64111                       General Counsel, ACC (June 1998 to present)
                                            Consultant to mutual fund industry
                                            (May 1997 to April 1998) Vice
                                            President and General Counsel, Janus
                                            Companies (1990 to 1997)
-----------------------------------------------------------------------------------------
Paul Carrigan, Jr. (50)      Secretary      Secretary, ACC (December 1998 to present)
4500 Main St.                               Director of Legal Operations, ACSC
Kansas City, MO 64111                       (February 1996 to present)
                                            Board Communications Manager, The Benham
                                            Company (April 1994 to January 1996)
-----------------------------------------------------------------------------------------
C. Jean Wade (35)           Controller      Controller-Fund Accounting, ACSC
9300 Ward Parkway
Kansas City, MO 64114
-----------------------------------------------------------------------------------------
Merele A. May (37)          Controller      Vice President, Controller-Fund
9300 Ward Parkway                           Accounting, ACSC
Kansas City, MO 64114
-----------------------------------------------------------------------------------------
Jon Zindel (32)             Tax Officer     Vice President and Director of Taxation,
9300 Ward Parkway                           ACSC (1996 to present)
Kansas City, MO 64114                       Vice President, ACIM (1999 to present)
                                            Tax Manager, PricewaterhouseCoopers LLP
                                            (1989 to 1996)
-----------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments      17

SERVICE PROVIDERS

The fund has no employees. To conduct the fund's day-to-day activities, the fund has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund and is described below.

ACIM and ACSC, are both wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

A description of the responsibilities of the advisor appears in the Prospectus under the heading "Management."

For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund as follows:

Fund        Class                  Percentage of Net Assets
-------------------------------------------------------------
Veedot      Investor               1.50% of first $500 million
                                   1.45% of next $500 million
                                   1.40% of over $1 billion
-------------------------------------------------------------
            Institutional          1.30% of first $500 million
                                   1.25% of next $500 million
                                   1.20% over $1 billion
-------------------------------------------------------------
            Advisor                1.25% of first $500 million
                                   1.20% of next $500 million
                                   1.15% over $1 billion
-------------------------------------------------------------

On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the fund's
Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) the vote of a majority of the directors of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the fund's Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

18      American Century Investments                             1-800-345-2021

Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the fund and of the advisor. The advisor pays
ACSC for such services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor,
Inc. (FDI) serves as the co-administrator for the fund. FDI is responsible for
(i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of
FDI are paid by the advisor out of its unified fee.

DISTRIBUTOR

The fund's shares are distributed by FDI, a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston Institutional Group,
Inc. The distributor's principal business address is 60 State Street, Suite
1300, Boston, Massachusetts 02109.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares.
This means that the distributor has no liability for unsold shares.

www.americancentury.com                   American Century Investments       19

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598,
and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the fund. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITOR

Deloitte & Touche LLP is the independent auditor of the fund. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditor of the fund, Deloitte & Touche LLP provides services including (1) audit of the annual financial statements for the fund, (2)
assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

Under the management agreement between the fund and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The fund's policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the fund. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the fund's brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the fund.

The brokerage commissions paid by the fund may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the fund effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the fund.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the fund and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the fund to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The fund regularly places its over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

20      American Century Investments                             1-800-345-2021

INFORMATION ABOUT FUND SHARES

The fund is a series of shares issued by the corporation, and shares of the fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See "Multiple Class Structure," which follows.
Additional fund and classes may be added without a shareholder vote.

The fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., the fund's) outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Your rights as a shareholder are the same for all series or classes of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the fund, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to four classes of shares: an Investor Class, an
Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and
Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described on the following page). The plan has been adopted by the fund's Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the fund's Advisor Class have approved and entered into a Master Distribution and Shareholder Services
Plan, with respect to the Advisor Class (the Plan). The Plan is described below.

www.americancentury.com                   American Century Investments       21

In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the fund [as defined in the Investment Company
Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of
Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors)
annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan

As described in the Prospectus, the fund's Advisor Class of shares also is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares and the fund's Board of Directors has adopted a Master
Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor
Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the fund's Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services.

Payments may be made for a variety of shareholder services, including, but not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the fund as underlying investment media) of shares and placing purchase, exchange and redemption orders with the fund's distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the fund (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders

22       American Century Investments                            1-800-345-2021

and/or other beneficial owners; and (j) providing other similar administrative and sub-transfer agency services. Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the fund's
Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, distributor; (d) the printing of prospectuses, statements of additional information and reports for other-than-existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i)
assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and (n)
such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of this agreement and in accordance with Rule 12b-1 of the Investment Company Act.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the fund's Prospectus and in Your Guide to American Century Services. The Prospectus
and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m.
Eastern time each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

www.americancentury.com                   American Century Investments        23

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the exchange is not open and on which the fund's net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

The fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the fund in the manner they were realized by the fund.

24      American Century Investments                             1-800-345-2021

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70%
dividends-received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days.

Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares.
However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment fund or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS.
Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31%
withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the
"wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

www.americancentury.com                   American Century Investments       25

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S.
government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

As a new fund, performance information for the fund is not available as of the date of this Statement of Additional Information.

PERFORMANCE COMPARISONS

The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields,
U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds

26     American Century Investments                              1-800-345-2021

and discount rates (source: Federal Reserve Bank of New York); yield curves for
U.S. Treasury securities and AA/AAA-rated corporate securities (source:
Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities
(sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB
Futures Index (source: Commodity Index Report); the price of gold (sources:
London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.;
mutual fund rankings published in major, nationally distributed periodicals;
data provided by the Investment Company Institute; Ibbotson Associates, Stocks,
Bonds, Bills, and Inflation; major indices of stock market performance; and
indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the fund.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for the fund; (5)
descriptions of investment strategies for the fund; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund; (7) comparisons of investment products
(including the fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in the fund. The fund also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the fund may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class, and for periods after the first full quarter after inception, actual performance of the new class will be used.

www.americancentury.com                    American Century Investments      27

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask questions about the fund and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Securities and Exchange
Commission (SEC).

* In person           SEC Public Reference
                      Room
                      Washington, D.C.
                      Call 1-800-SEC-0330
                      for location and hours.

* On the Internet     www.sec.gov

* By mail             SEC Public Reference
                      Section
                      Washington, D.C.
                      20549-6009
                     (The SEC will charge a fee for copying the documents.)

Investment Company Act File No. 811-0816

--------------------------------------------------------------------------------
[american century logo and text logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER/DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

J.P. MORGAN|AMERICAN CENTURY(reg.tm)
RETIREMENT PLAN SERVICES
1-800-345-2345

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

SH-SAI-17681   9911

American Century

Prospectus
--------------------------------------------------------------------------------
                                                   Veedot(reg.sm) Large-Cap Fund
                                                               November 30, 1999
                                                                  Investor Class

                      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                              DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS
                            PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS
                                            YOU OTHERWISE IS COMMITTING A CRIME.

                                          DISTRIBUTED BY FUNDS DISTRIBUTOR, INC.

Dear Investor,

    Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   o  The fund's primary investments and risks

   o  A description of who may or may not want to invest in the fund

   o  An overview of services available and ways to manage your accounts

   o  Helpful tips and definitions of key investment terms

    Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Relations Representatives are available weekdays 7
a.m. to 7 p.m. and Saturdays 9 a.m. to 2 p.m. Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

      Sincerely,

      Mark Killen
      Senior Vice President
      American Century Investment Services, Inc.

An Overview of the Fund............................................X

Fees and Expenses..................................................X

Objectives, Strategies and Risks

Callout
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

This symbol highlights special information and helpful tips.

An Overview of the Fund

What is the fund's investment objective?

This fund seeks long-term capital growth.

What are the fund's primary investment strategies and principal risks?

The fund uses a systematic, highly-automated approach to common stock investing.
This approach is designed to identify companies, regardless of industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page __.

The fund's principal risks include

o Reliance on Investment Process - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

o High Turnover - The fund'sportfolio turnover may be very high. This could result in relatively high commission costs and capital gains tax liabilities for the fund and its shareholders, which may hurt the fund's performance.

o Market Risk - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Nondiversification - The fund is non-diversified. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

o Price Volatility - The value of the fund's shares may fluctuate significantly in the short term as a result of high portfolio turnover, market risk and nondiversification. Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

o Principal Loss - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?
The fund may be a good investment if you are
o seeking long-term capital growth from your investment
o comfortable with the fund's short-term price volatility
o comfortable with the risks associated with the fund's investment strategy

Who may not want to invest in the fund?
The fund may not be a good investment if you are
o seeking current income from your investment
o investing for a short period of time
o uncomfortable with short-term volatility in the value of your investment
o not investing through an IRA or other tax-advantaged retirement plan and are concerned about tax consequences of high portfolio turnover

CALLOUT
Portfolio turnover is a measure of how frequently a fund buys and sells portfolio securities.

CALLOUT
Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or more than 10% of the outstanding voting securities of a single issuer.

CALLOUT
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance History
As a new fund, the fund's performance history is not available as of the date of this Prospectus.

CALLOUT
For current performance information, please call us at 1-800-345-2021 or visit
American Century's Web site at www.americancentury.com.

Fees and Expenses

There are no sales loads, fees or other charges o to buy fund shares directly from American Century o to reinvest dividends in additional shares
The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage
of amount redeemed/exchanged)                        2.0%(1)
(1) Shares held for less than five years

Annual Operating Expenses (expenses that are deducted from fund assets)

                   Management   Distribution and        Other        Total Annual Fund
                   Fee(1)       Service (12b-1) Fees    Expenses(2)  Operating Expenses

Veedot Large-Cap   1.35%        None                    0.00%        1.35%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decrease as fund assets increase. Please consult the
    Statement of Additional Information for more details about the fund's management fee.

(2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

Example
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you ...

o invest $10,000 in the fund
o redeem all of your shares at the end of the periods shown below
o earn a 5% return each year
o incur the same operating expenses as shown above

 ... your cost of investing in the fund would be:

                               1 year       3 years
Veedot Large-Cap               $344         $648

You would pay the following expenses if you did not redeem your shares:

                               1 year       3 years
Veedot Large-Cap               $137         $426

CALLOUT
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Objectives, Strategies and Risks

Veedot Large-Cap Fund

What is the fund's investment objective?

This fund seeks long-term capital growth.

How does the fund pursue its investment objective?

The fund uses a systematic, highly-automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly-traded securities to identify those that meet the fund's strict, proprietary growth requirements.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase.
Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

CALLOUT
Non-leveraged means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

What kinds of securities does the fund buy?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, non-leveraged futures and options, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

What are the principal risks of investing in the funds?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the
United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Investor
Class shares of Veedot Large-Cap. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Veedot Large-Cap will pay the advisor a unified management fee of 1.35% of the first $500 million of average net assets, 1.30% of the next $500 million of average net assets and 1.25% of average net assets over $1 billion of the Investor Class shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

James E. Stowers III
Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined
American Century in 1981. He has a bachelor's degree in finance from Arizona
State University.

John Small Jr.
Mr. Small, Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to Portfolio Manager in February 1999. Since 1994 he has worked as an analyst and Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from
Rockford College and a master's degree in laser optics physics from the Air
Force Institute of Technology. He also has an MBA from Baker University.

CALLOUT
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on
American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers.
However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's
Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.

Investing with American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in
Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Relations                 If you are a current investor, you can open    Call us or use our Automated Information Line
1-800-345-2021                     an account by exchanging shares from another   if you have authorized us to invest from your
                                   American Century account.                      bank account.
Business, Not-For-Profit
and Employer-Sponsored             Exchange shares                                Sell shares
Retirement Plans                   Call us or use our Automated Information       Call an Investor Relations Representative.
1-800-345-3533                     Line if you have authorized us to accept
                                   telephone instructions.
Automated Information Line
1-800-345-8765
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
P.O. Box 419200                    Send a signed, completed application and       Send us your check or money order for at
Kansas City, MO 64141-6200         check or money order payable to American       least $50 with an investment slip or $250
                                   Century Investments.                           without an investment slip. If you don't have
Fax                                                                               an investment slip, include your name,
816-340-7962                       Exchange shares                                address and account number on your check or
                                   Send us written instructions to exchange       money order.
                                   your shares from one American Century
                                   account to another.                            Sell shares
                                                                                  Send us written instructions or a redemption
                                                                                  form to sell shares. Call an Investor
                                                                                  Relations Representative to request a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you can open    Make an additional investment into an
                                   an account by exchanging shares from another   established American Century account if you
                                   American Century account.                      have authorized us to invest from your bank
                                                                                  account.
                                   Exchange shares
                                   Exchange shares from another American          Sell shares
                                   Century account.                               Not available.

A Note about Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail a         Follow the wire instructions provided in the
                                 completed application to the address provided    "Open an account" section.
                                 in the "By mail" section and give your bank
                                 the following information.                       Sell shares
                                 Our bank information:                            You can receive redemption proceeds by wire
Please remember that if you               Commerce Bank N.A.                      or electronic transfer.
request redemptions by wire,              Routing No. 101000019
$10 will be deducted from the             Account No. 2804918
amount redeemed. Your bank       The fund name
also may charge a fee.           Your American Century account number*
                                 Your name                                        Exchange shares
                                 The contribution year (for IRAs only)            Not available.

                                 *For additional investments only

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                 Exchange shares                                  must invest at least $600 per year per
                                 Send us written instructions to set up an        account.
                                 automatic exchange of your shares from one
                                 American Century account to another.             Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments and sell or exchange shares.

                                 4500 Main St.                                    4917 Town Center Drive
                                 Kansas City, Missouri                            Leawood, Kansas
                                 8 a.m. to 5:30 p.m., Monday-Friday               8 a.m. to 6 p.m., Monday-Friday
                                                                                  8 a.m. to noon, Saturday

                                 1665 Charleston Road                             9445 East County Line Road, Suite A
                                 Mountain View, California                        Englewood, Colorado
                                 8 a.m. to 5 p.m., Monday-Friday                  8 a.m. to 6 p.m., Monday-Friday
                                                                                  8 a.m. to noon, Saturday

Minimum Initial Investment Amount

To open an account, the minimum investment is $10,000

Redemptions

If you sell your shares of Veedot Large-Cap within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) from Veedot Large-Cap. It is intended to discourage short-term investments in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund.

Redemption of Shares in Low-Balance Accounts

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

CALLOUT
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Share Price and Distributions

Share Price

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

CALLOUTS
The net asset value of a fund is the price of the fund's shares.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                  Tax Rate for 15% Bracket           Tax Rate for 28% Bracket or above
--------------------                  ------------------------           ---------------------------------
Short-term capital gains              Ordinary income rate               Ordinary income rate
Long-term capital gains               10%                                20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal
Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

CALLOUT
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Investor
Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.

American Century offers the other classes of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

More information about the fund is contained in these documents

Annual and Semiannual Reports These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC).

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
On the internet            www.sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the
                            documents.)

Investment Company Act File No. 811-0816

                                           American Century Investments
                                                  P.O. Box 419200
                                         Kansas City, Missouri 64141-6200

                                          1-800-345-2021 or 816-531-5575

9910
SH-PRS-xxxxx

American Century

Prospectus
--------------------------------------------------------------------------------
                                                   Veedot(reg.sm) Large-Cap Fund
                                                               November 30, 1999
                                                             Institutional Class

                                          THE SECURITIES AND EXCHANGE COMMISSION
                                                 HAS NOT APPROVED OR DISAPPROVED
                                               THESE SECURITIES OR DETERMINED IF
                                                  THIS PROSPECTUS IS ACCURATE OR
                                                  COMPLETE. ANYONE WHO TELLS YOU
                                                OTHERWISE IS COMMITTING A CRIME.

                                          DISTRIBUTED BY FUNDS DISTRIBUTOR, INC.

Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   o  The fund's primary investments and risks

   o  A description of who may or may not want to invest in the fund

   o  An overview of services available and ways to manage your accounts

   o  Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Service Representatives are available weekdays 8 a.m. to 5
p.m. Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

      Sincerely,

      Mark Killen
      Senior Vice President
      American Century Investment Services, Inc.

An Overview of the Fund..............................................X

Fees and Expenses....................................................X

Objectives, Strategies and Risks

Callout
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

This symbol highlights special information and helpful tips.

An Overview of the Fund

What is the fund's investment objective?

This fund seeks long-term capital growth.

What are the fund's primary investment strategies and principal risks?

The fund uses a systematic, highly-automated approach to common stock investing.
This approach is designed to identify companies, regardless of industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page __.

The fund's principal risks include

o Reliance on Investment Process - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

o High Turnover - The fund'sportfolio turnover may be very high. This could result in relatively high commission costs and capital gains tax liabilities for the fund and its shareholders, which may hurt the fund's performance.

o Market Risk - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Nondiversification - The fund is non-diversified. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

o Price Volatility - The value of the fund's shares may fluctuate significantly in the short term as a result of high portfolio turnover, market risk and nondiversification.

o Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

o Principal Loss - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?

The fund may be a good investment if you are
o seeking long-term capital growth from your investment
o comfortable with the fund's short-term price volatility
o comfortable with the risks associated with the fund's investment strategy

Who may not want to invest in the fund?
The fund may not be a good investment if you are
o seeking current income from your investment
o investing for a short period of time
o uncomfortable with short-term volatility in the value of your investment
o not investing through an IRA or other tax-advantaged retirement plan and are concerned about tax consequences of high portfolio turnover

CALLOUT
Portfolio turnover is a measure of how frequently a fund buys and sells portfolio securities.

CALLOUT
Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or more than 10% of the outstanding voting securities of a single issuer.

CALLOUT
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance History
As a new fund, the fund's performance history is not available as of the date of this Prospectus.

CALLOUT
For current performance information, please call us at 1-800-345-3533 or visit
American Century's Web site at www.americancentury.com.

Fees and Expenses

There are no sales loads, fees or other charges o to buy fund shares directly from American Century o to reinvest dividends in additional shares
The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment)
                                      Redemption/Exchange Fee (as a percentage
                                            of amount redeemed/exchanged)
Shares held for less than five years (1)             2.0%
Shares held for five years or more                   None

(1) The fee withheld from redemption/exchange proceeds is retained by the fund.

Annual Operating Expenses (expenses that are deducted from fund assets)

                        Management      Distribution and          Other        Total Annual Fund
                        Fee             Service (12b-1) Fees      Expenses(2)  Operating Expenses
Veedot Large-Cap        1.15%           None                      0.00%        1.15%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decrease as fund assets increase. Please consult the
    Statement of Additional Information for more details about the fund's management fee.

(2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

Example
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you ...

o         invest $10,000 in the fund
o         redeem all of your shares at the end of the periods shown below
o         earn a 5% return each year
o         incur the same operating expenses as shown above

 ... your cost of investing in the fund would be:

                               1 year                3 years
Veedot Large-Cap               $324                    $588

You would pay the following expenses if you did not redeem your shares:

                               1 year                3 years
Veedot Large-Cap               $117                    $364

CALLOUT
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Objectives, Strategies and Risks

Veedot Large-Cap Fund

What is the fund's investment objective?

This fund seeks long-term capital growth.

How does the fund pursue its investment objective?

The fund uses a systematic, highly-automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly-traded securities to identify those that meet the fund's strict, proprietary growth requirements.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase.
Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

CALLOUT
Non-leveraged means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

What kinds of securities does the fund buy?

The fund will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, non-leveraged futures and options, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

What are the principal risks of investing in the funds?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the
United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Investor
Class shares of Veedot Large-Cap. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Veedot Large-Cap will pay the advisor a unified management fee of 1.15% of the first $500 million of average net assets, 1.10% of the next $500 million of average net assets and 1.05% of average net assets over $1 billion of the Investor Class shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

James E. Stowers III
Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined
American Century in 1981. He has a bachelor's degree in finance from Arizona
State University.

John Small Jr.
Mr. Small, Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to Portfolio Manager in February 1999. Since 1994 he has worked as an analyst and Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from
Rockford College and a master's degree in laser optics physics from the Air
Force Institute of Technology. He also has an MBA from Baker University.

CALLOUT
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on
American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers.
However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's
Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.

Investing with American Century

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemptions

If you sell your shares of Veedot Large-Cap within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) from Veedot Large-Cap. It is intended to discourage short-term investments in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund.

Redemption of Shares in Low-Balance Accounts

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in
Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

Ways to Manage Your Account
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Service Represetative              If you are a current investor, you can open    Call us if you have authorized us to invest
1-800-345-3533                     an account by exchanging shares from another   from your bank account.
                                   American Century account.
                                                                                  Sell shares
                                   Exchange shares                                Call a Service Representative.
                                   Call us or use our Automated Information
                                   Line if you have authorized us to accept
                                   telephone instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
P.O. Box 419385                    Send a signed, completed application and       Send us your check or money order for at
Kansas City, MO 64141-6385         check or money order payable to American       least $50 with an investment slip or $250
                                   Century Investments.                           without an investment slip. If you don't have
Fax                                                                               an investment slip, include your name,
816-340-4655                       Exchange shares                                address and account number on your check or
                                   Send us written instructions to exchange       money order.
                                   your shares from one American Century
                                   account to another.                            Sell shares
                                                                                  Send us written instructions or a redemption
                                                                                  form to sell shares. Call a Service
                                                                                  Representative to request a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By wire                            Open an account                                Make additional investments
                                   Call us to set up your account or mail a       Follow the wire instructions provided in the
                                   completed application to the address           "Open an account" section
                                   provided in the "By Mail" section and give
                                   your bank the following information.           Sell shares
                                   Our bank information:                          You can receive redemption proceeds by wire
*    Please remember that if                Commerce Bank N.A.                    or electronic transfer.
     you request redemptions by             Routing No. 101000019
     wire, $10 will be deducted             Account No. 2804918
     from the amount redeemed.     The fund name
     Your bank also may charge a   Your American Century account number*
     fee.                          Your name                                      Exchange shares
                                   The contribution year (for IRAs only)          Not available.

                                   *For additional investments only

---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Automatically                      Open an account                                Make additional investments
                                   Not available.                                 With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                   Exchange shares                                must invest at least $600 per year per
                                   Send us written instructions to set up an      account.
                                   automatic exchange of your shares from one
                                   American Century account to another.           Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

Investing through Financial Intermediaries

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

CALLOUT
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Share Price and Distributions

Share Price

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

CALLOUTS
The net asset value of a fund is the price of the fund's shares.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                  Tax Rate for 15% Bracket           Tax Rate for 28% Bracket or above
--------------------                  ------------------------           ---------------------------------
Short-term capital gains              Ordinary income rate               Ordinary income rate
Long-term capital gains               10%                                20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal
Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

CALLOUT
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Institutional
Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements than the
Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

1-800-345-2021 for Investor Class shares
1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

More information about the fund is contained in these documents

Annual and Semiannual Reports These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC).

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
On the internet            www.sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the
                            documents.)

Investment Company Act File No. 811-0816

                                               American Century Investments
                                                      P.O. Box 419385
                                             Kansas City, Missouri 64141-6385

                                              1-800-345-3533 or 816-531-5575

9910
SH-PRS-xxxxx

American Century

Prospectus
--------------------------------------------------------------------------------
                                                   Veedot(reg.sm) Large-Cap Fund
                                                               November 30, 1999
                                                                   Advisor Class

                                                     THE SECURITIES AND EXCHANGE
                                                              COMMISSION HAS NOT
                                                         APPROVED OR DISAPPROVED
                                                             THESE SECURITIES OR
                                                              DETERMINED IF THIS
                                                          PROSPECTUS IS ACCURATE
                                                         OR COMPLETE. ANYONE WHO
                                                          TELLS YOU OTHERWISE IS
                                                             COMMITTING A CRIME.

                                          DISTRIBUTED BY FUNDS DISTRIBUTOR, INC.

Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   o  The fund's primary investments and risks

   o  A description of who may or may not want to invest in the fund

   o  An overview of services available and ways to manage your accounts

   o  Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Service Representatives are available weekdays 8 a.m. to 5
p.m. Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

      Sincerely,

      Mark Killen
      Senior Vice President
      American Century Investment Services, Inc.

An Overview of the Fund...........................................X

Fees and Expenses.................................................X

Objectives, Strategies and Risks

Callout
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

This symbol highlights special information and helpful tips.

An Overview of the Fund

What is the fund's investment objective?

This fund seeks long-term capital growth.

What are the fund's primary investment strategies and principal risks?

The fund uses a systematic, highly-automated approach to common stock investing.
This approach is designed to identify companies, regardless of industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page __.

The fund's principal risks include

o Reliance on Investment Process - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

o High Turnover - The fund'sportfolio turnover may be very high. This could result in relatively high commission costs and capital gains tax liabilities for the fund and its shareholders, which may hurt the fund's performance.

o Market Risk - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o Nondiversification - The fund is non-diversified. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

o Price Volatility - The value of the fund's shares may fluctuate significantly in the short term as a result of high portfolio turnover, market risk and nondiversification.

o Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

o Principal Loss - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?

The fund may be a good investment if you are
o seeking long-term capital growth from your investment
o comfortable with the fund's short-term price volatility
o comfortable with the risks associated with the fund's investment strategy

Who may not want to invest in the fund?

The fund may not be a good investment if you are
o seeking current income from your investment
o investing for a short period of time
o uncomfortable with short-term volatility in the value of your investment
o not investing through an IRA or other tax-advantaged retirement plan and are concerned about tax consequences of high portfolio turnover

CALLOUT
Portfolio turnover is a measure of how frequently a fund buys and sells portfolio securities.

CALLOUT
Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or more than 10% of the outstanding voting securities of a single issuer.

CALLOUT
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance History
As a new fund, the fund's performance history is not available as of the date of this Prospectus.

CALLOUT
For current performance information, please call us at 1-800-345-3533 or visit
American Century's Web site at www.americancentury.com.

Fees and Expenses

There are no sales loads, fees or other charges

o to buy fund shares directly from American Century
o to reinvest dividends in additional shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged) 2.0%(1)
(1) For shares held for less than five years

Annual Operating Expenses (expenses that are deducted from fund assets)

                             Management        Distribution and        Other              Total Annual Fund
                             Fee(1)            Service (12b-1) Fees(2) Expenses(3)        Operating Expenses
Veedot Large-Cap             1.25%             0.50%                   0.00%              1.75%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decrease as fund assets increase. Please consult the
    Statement of Additional Information for more details about the fund's management fee.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see "Service and Distribution Fees" in this prospectus.

(3) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

Example
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you ...

o         invest $10,000 in the fund
o         redeem all of your shares at the end of the periods shown below
o         earn a 5% return each year
o         incur the same operating expenses as shown above

 ... your cost of investing in the fund would be:

                               1 year                3 years
Veedot Large-Cap               $369                    $723

You would pay the following expenses if you did not redeem your shares:

                               1 year                3 years
Veedot Large-Cap               $162                    $502

CALLOUT
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Objectives, Strategies and Risks

Veedot Large-Cap Fund

What is the fund's investment objective?

This fund seeks long-term capital growth.

How does the fund pursue its investment objective?

The fund uses a systematic, highly-automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly-traded securities to identify those that meet the fund's strict, proprietary growth requirements.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase.
Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

CALLOUT
Non-leveraged means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

What kinds of securities does the fund buy?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, non-leveraged futures and options, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

What are the principal risks of investing in the funds?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the
United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Investor
Class shares of Veedot Large-Cap. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Veedot Large-Cap will pay the advisor a unified management fee of 1.10% of the first $500 million of average net assets, 1.05% of the next $500 million of average net assets and 1.00% of average net assets over $1 billion of the Advisor Class shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

James E. Stowers III
Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined
American Century in 1981. He has a bachelor's degree in finance from Arizona
State University.

John Small Jr.
Mr. Small, Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to Portfolio Manager in February 1999. Since 1994 he has worked as an analyst and Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from
Rockford College and a master's degree in laser optics physics from the Air
Force Institute of Technology. He also has an MBA from Baker University.

CALLOUT
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on
American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers.
However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's
Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.

Investing with American Century

Eligibility for Advisor Class Shares

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Investing through Financial Intermediaries

Redemptions

If you sell your shares of Veedot Large-Cap within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) from Veedot Large-Cap. It is intended to discourage short-term investments in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

CALLOUT
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

Share Price and Distributions

Share Price

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution.
If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

CALLOUTS

The net asset value of a fund is the price of the fund's shares.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                  Tax Rate for 15% Bracket           Tax Rate for 28% Bracket or above
--------------------                  ------------------------           ---------------------------------
Short-term capital gains              Ordinary income rate               Ordinary income rate
Long-term capital gains               10%                                20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal
Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

CALLOUT
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information

American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Advisor Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements than the Advisor
Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

1-800-345-2021 for Investor Class shares
1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available.
Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the
Plan and its terms, see "Multiple Class Structure - Master Distribution and
Shareholder Services Plan" in the Statement of Additional Information.

More information about the fund is contained in these documents

Annual and Semiannual Reports These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC).

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
On the internet            www.sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the
                            documents.)

Investment Company Act File No. 811-0816

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

9910
SH-PRS-xxxxx

American Century Mutual Funds, Inc.

Statement of Additional Information

Veedot(reg.sm) Large-Cap Fund

NOVEMBER 30, 1999

   This Statement of Additional Information adds to the discussion in the fund's
Prospectus, dated November 30, 1999, but is not a prospectus. The Statement of
Additional Information should be read in conjunction with the fund's current
Prospectus. If you would like a copy of a Prospectus, please contact us at the address or telephone numbers listed on the back cover or visit American
Century's Web site at www.americancentury.com.

   This Statement of Additional Information incorporates by reference certain information that appears in the fund's annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the fund's annual or semiannual reports by calling 1-800-345-2021.

Distributed by
Funds Distributor, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 30, 1999

The Fund's History                                                             2
Fund Investment Guidelines                                                     2
Fund Investments and Risks                                                     7
          Investment Strategies and Risks                                      7
          Investment Policies                                                 17
          Portfolio Turnover                                                  18
Management                                                                    19
          The Board of Directors                                              19
          Officers                                                            21
Service Providers                                                             24
          Investment Advisor                                                  24
          Transfer Agent and Administrator                                    25
          Distributor                                                         25
Other Service Providers                                                       25
          Custodian Banks
          Independent Auditor
Brokerage Allocation                                                          27
Information about Fund Shares                                                 28
          Multiple Class Structure                                            28
          Buying and Selling Fund Shares                                      30
          Valuation of a Fund's Securities                                    30
Taxes                                                                         31
          Federal Income Tax
          State Income Tax
How Fund Performance Information is Calculated                                32
          Performance Comparisons
          Permissible Advertising Information
          Multiple Class Performance Advertising

THE FUND'S HISTORY
   American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On July 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this Statement of Additional
Information we refer to American Century Mutual Funds, Inc. as the corporation.
   The fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. The fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.

                             Investor Class                Advisor Class            Institutional Class
                         Ticker         Inception      Ticker        Inception     Ticker      Inception
Fund                     Symbol         Date           Symbol        Date          Symbol      Date
Veedot Large-Cap         N/A            N/A            N/A           N/A           N/A         N/A

FUND INVESTMENT GUIDELINES
   This section explains the extent to which the fund's advisor, American
Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment
Strategies and Risks," which begins on page 3. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectus.
   The fund is an open-end, management investment company as defined in the
Investment Company Act of 1940 (the Investment Company Act). The fund does not hold itself out as a diversified fund. The fund is nondiversified. Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Although the fund's managers expect it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.
   To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.
   In general, within the restrictions outlined here and in the fund's
Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.
   Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that the fund generally will consist of domestic and foreign common stocks, and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the fund's management team may invest the assets of the fund in varying amounts using other instruments and techniques, such as those described in the next section, when such a course is deemed appropriate in order to attempt to attain a fund's investment objective. Senior securities that, in the opinion of the managers, are high-grade issues also may be purchased for defensive purposes.
   So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the fund fully invested in stocks identified as attractive by the fund's investment methodology, regardless of the movement of stock prices, generally. However, should the fund's investment methodology fail to identify sufficient investment candidates, or for any other reason including the desire to take a temporary defensive position, the fund may invest up to
100% of its assets in U.S. government securities. In most circumstances, the fund's actual level of cash and cash equivalents will be less than 10%. The managers may use S&P 500 Index futures as a way to expose the fund's cash assets to the market, while maintaining liquidity. As mentioned in the Prospectus, the managers may not leverage the fund's portfolios, so there is no greater market risk to the fund than if they purchase stocks. See "Derivative Securities," page
__, "Short-Term Securities," page __ and "Futures and Options," page __ .

FUND INVESTMENTS AND RISKS
INVESTMENT STRATEGIES AND RISKS
   This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

Foreign Securities
   The fund may invest an unlimited portion of its total assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.
   Investments in foreign securities may present certain risks, including:
   Currency Risk. The value of the foreign investments held by the fund may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.
   Political and Economic Risk. The economies of many of the countries in which the fund invests are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of fund or other assets, also could adversely affect the value of investments. Further, the fund may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.
   Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the fund may be reduced by a withholding tax at the sources, which would reduce dividend income payable to shareholders.
   Market and Trading Risk. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United
States, are likely to be higher. The securities markets in many of the countries in which the fund invests will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.
   Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the fund are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities.
Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.
   Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the
Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the fund intends to limit their direct investments in Russian companies, if any, to those that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the fund.

Convertible Debt Securities
   A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks.
Because convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality.
Of course, like all fixed- income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.
   Convertible debt securities generally are subordinated to other similar but non-convertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.
   Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or
NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales
   A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.
   In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs.
To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost.
These securities would constitute the fund's long position.
   A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending
   In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total assets valued at market except (i) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities
   To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).
   Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.
   There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
   No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the fund may not invest in oil and gas leases or futures.
   The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.
   There is a range of risks associated with derivative investments, including:
   o  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;
   o  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;
   o  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and
   o  the risk that the counterparty will fail to perform its obligations.
   The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the
Board will review the advisor's policy for investments in the derivative securities annually.

Investment in Companies with Limited Operating Histories
   The fund may invest up to 10% of its assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.
   Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Other Investment Companies
   The fund may invest up to 10% of its total assets in other mutual funds, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the
Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that the fund bears directly in connection with its own operations.

Repurchase Agreements
   The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.
   A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.
   Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.
   The fund will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.
   The fund will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days and other illiquid securities.

When-Issued and Forward Commitment Agreements
   The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).
   When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.
   In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities
   The fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.
   With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
   Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities
   In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the fund may invest a portion of its assets in money market and other short-term securities.
   Examples of those securities include
   o  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities
   o  Commercial Paper
   o  Certificates of Deposit and Euro Dollar Certificates of Deposit
   o  Bankers' Acceptances
   o  Short-term notes, bonds, debentures or other debt instruments
   o  Repurchase agreements

    In addition, the fund may invest up to 5% of its total assets in any one money market fund, including those managed by the advisor.

Futures and Options
   The fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:

    o protect against a decline in market value of the fund's securities (taking a short futures position), or

    o protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

    o provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

   Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.
   For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
The fund managers may engage in futures and options transactions based on securities indices that are consistent with the fund's investment objectives.
Examples of indices that may be used include the Bond Buyer Index of Municipal
Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.
   Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).
   Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions
   Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.
   A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.
   A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.
   Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures
   By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.
   Although it does not currently intend to do so, the fund may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the fund would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options
   The fund may enter into futures contracts, options or options on futures contracts.
   Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, the fund will set aside cash in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts
   The fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See "Derivative
Securities," page __.
   The fund expects to use forward contracts under two circumstances:
   (1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or
   (2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.
   In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.
   Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.
   The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.
   At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.
   It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

INVESTMENT POLICIES
   Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies
   The fund's fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

--------------------------------------------------------------------------------
Subject                    Policy

--------------------------------------------------------------------------------

Senior Securities          A fund may not issue senior securities, except as
                           permitted under the Investment Company Act.

--------------------------------------------------------------------------------

Borrowing                  A fund may not borrow money, except for temporary or
                           emergency purposes (not for leveraging or investment)
                           in an amount not exceeding 33-1/3% of the fund's
                           total assets.

--------------------------------------------------------------------------------

Lending                    A fund may not lend any security or make any other
                           loan if, as a result, more than 33-1/3% of the fund's
                           total assets would be lent to other parties, except,
                           (i) through the purchase of debt securities in
                           accordance with its investment objective, policies
                           and limitations or (ii) by engaging in repurchase
                           agreements with respect to portfolio securities.

--------------------------------------------------------------------------------

Real Estate                A fund may not purchase or sell real estate
                           unless acquired as a result of ownership of
                           securities or other instruments. This policy shall
                           not prevent a fund from investing in securities or
                           other instruments backed by real estate or securities
                           of companies that deal in real estate or are engaged
                           in the real estate business.

--------------------------------------------------------------------------------

Concentration              A fund may not concentrate its investments in
                           securities of issuers in a particular industry (other
                           than securities issued or guaranteed by the U.S.
                           government or any of its agencies or
                           instrumentalities).

--------------------------------------------------------------------------------

Underwriting               A fund may not act as an underwriter of securities
                           issued by others, except to the extent that the fund
                           may be considered an underwriter within the meaning
                           of the Securities Act of 1933 in the disposition of
                           restricted securities.

--------------------------------------------------------------------------------

Commodities                A fund may not purchase or sell physical commodities
                           unless acquired as a result of ownership of
                           securities or other instruments; provided that this
                           limitation shall not prohibit the fund from
                           purchasing or selling options and futures contracts
                           or from investing in securities or other instruments
                           backed by physical commodities.

--------------------------------------------------------------------------------

Control                    A fund may not invest for purposes of exercising
                           control over management.

--------------------------------------------------------------------------------

Nonfundamental Investment Policies
   In addition, the fund is subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of
Directors.

--------------------------------------------------------------------------------

Subject                  Policy

--------------------------------------------------------------------------------

Borrowing                A fund may not purchase additional investment
                         securities at any time during which outstanding
                         borrowings exceed 5% of the total assets of the fund.

--------------------------------------------------------------------------------

Liquidity                A fund may not purchase any security or enter into a
                         repurchase agreement if, as a result, more than 15% of
                         its net assets would be invested in illiquid
                         securities. Illiquid securities include repurchase
                         agreements not entitling the holder to payment of
                         principal and interest within seven days, and
                         securities that are illiquid by virtue of legal or
                         contractual restrictions on resale or the absence of a
                         readily available market.

--------------------------------------------------------------------------------

Short Sales              A fund may not sell securities short, unless it
                         owns or has the right to obtain securities equivalent
                         in kind and amount to the securities sold short, and
                         provided that transactions in futures contracts and
                         options are not deemed to constitute selling securities
                         short.

--------------------------------------------------------------------------------

Margin                   A fund may not purchase securities on margin, except to
                         obtain such short-term credits as are necessary for the
                         clearance of transactions, and provided that margin
                         payments in connection with futures contracts and
                         options on futures contracts shall not constitute
                         purchasing securities on margin.

--------------------------------------------------------------------------------

Futures and Options      A fund may enter into futures contracts and
                         write and buy put and call options relating to futures
                         contracts. A fund may not, however, enter into
                         leveraged futures transactions if it would be possible
                         for the fund to lose more money than it invested.

--------------------------------------------------------------------------------

Issuers with             A fund may invest up 10% of its assets in the
Limited Operating        securities of issuers with limited operating histories.
Histories                An issuer is considered to have a limited operating
                         history if that issuer has a record of less than three
                         years of continuous operation. Periods of capital
                         formation, incubation, consolidations, and research and
                         development may be considered in determining whether a
                         particular issuer has a record of three years of
                         continuous operation.
--------------------------------------------------------------------------------

   The Investment Company Act imposes certain additional restrictions upon acquisition by the fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the fund or its investment practices or policies.
   For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c)
utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

PORTFOLIO TURNOVER
   The portfolio turnover rates of the fund will be shown in the Financial
Highlights table in the Prospectus.
   The fund managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.
   The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve the fund's investment objectives, the managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.
   When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the fund will, under most circumstances, be essentially fully invested in equity securities.
   Because investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve the objectives. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.
   Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT
The Board of Directors
   The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired the advisor to do so.
Two-thirds of the directors are independent of the fund's advisor, that is, they are not employed by and have no financial interest in the advisor.
   The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the fund (as defined in the Investment
Company Act) by virtue of, among other considerations, their affiliation with either the fund; the advisor, American Century Investment Management, Inc.
(ACIM); the fund's agent for transfer and administrative services, American
Century Services Corporation (ACSC); the parent corporation, American Century
Companies, Inc. (ACC) or ACC's subsidiaries (including ACIM and ACSC); the fund's distribution agent and co-administrator, Funds Distributor, Inc. (FDI);
or other funds advised by the advisor. Each director listed below serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor.

Name (Age)                          Position(s) Held With Fund   Principal Occupation(s) during Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.* (75)         Director,                    Chairman, Director and controlling shareholder, ACC,
4500 Main Street                    Chairman of the Board        Chairman and Director, ACIM, ACSC and ACIS(1)
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers III*(40)           Director                     Director and Chief Executive Officer, ACC, ACIM, ACSC and
4500 Main Street                                                 ACIS(2)
Kansas City, MO  64111
------------------------------------------------------------------------------------------------------------------------------------
Thomas A. Brown (59)                Director                     Director of Plains States Development, Applied Industrial
4500 Main Street                                                 Technologies, Inc., a corporation engaged in the sale of
Kansas City, MO  64111                                           bearings and power transmission products
------------------------------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (67)        Director                     Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO  64111
------------------------------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (54)          Director                     Senior Vice President and Associate Director, Midwest
4500 Main Street                                                 Research Institute
Kansas City, MO  64111
------------------------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock (64)                Director                     Retired, formerly Chairman, Public Service Company of
4500 Main Street                                                 Colorado;
                                                                 Director, Service Tech, Inc., Hathaway
Kansas City, MO  64111                                           Corporation, and J.D. Edwards & Company
------------------------------------------------------------------------------------------------------------------------------------

Donald H. Pratt (61)                Director                     Chairman and Director, Butler Manufacturing Company
4500 Main Street                    Vice Chairman                Director, Atlas-Copco North America Inc.
Kansas City, MO 64111               of the Board
------------------------------------------------------------------------------------------------------------------------------------

Lloyd T. Silver, Jr. (71)           Director                     President, LSC, Inc., manufacturer's representative
4500 Main Street
Kansas City, MO  64111
------------------------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (53)         Director                     Senior Vice President, Finance, Sprint Corporation;
4500 Main Street                                                 Director, DST Systems, Inc.
Kansas City, MO  64111
------------------------------------------------------------------------------------------------------------------------------------
(1)Father of James E. Stowers III
(2)Son of James E. Stowers, Jr.

Committees
   The Board has four standing committees to oversee specific functions of the fund's operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee                   Members                       Function of Committee
--------------------------- ----------------------------- --------------------------------------------------------------------------
--------------------------- ----------------------------- --------------------------------------------------------------------------
Executive                   James E. Stowers, Jr.         The Executive Committee performs the functions of the Board of
                            James E. Stowers III          Directors between Board meetings, subject to the limitations on its
                            Donald H. Pratt               power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.
--------------------------- ----------------------------- --------------------------------------------------------------------------
--------------------------- ----------------------------- --------------------------------------------------------------------------
Compliance                  Thomas A. Brown               The Compliance Committee reviews the results of the fund's compliance
                            Donald H. Pratt               testing program, reviews quarterly reports from the advisor to the Board
                            Lloyd T. Silver, Jr.          regarding various compliance matters and monitors the implementation of
                            Andrea C. Hall, Ph.D.         the fund's Code of Ethics, including any violations thereof.
--------------------------- ----------------------------- --------------------------------------------------------------------------
--------------------------- ----------------------------- --------------------------------------------------------------------------
Audit                       M. Jeannine Strandjord        The Audit Committee recommends the engagement of the fund's independent
                            Robert W. Doering, M.D.       auditors and oversees its activities. The committee receives reports from
                            D.D. (Del) Hock               the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the fund.
--------------------------- ----------------------------- --------------------------------------------------------------------------
--------------------------- ----------------------------- --------------------------------------------------------------------------
Nominating                  Donald H. Pratt               The Nominating Committee primarily considers and recommends individuals
                            Andrea C. Hall, Ph.D.         for nomination as directors. The names of potential director candidates
                            D.D. (Del) Hock               are drawn from a number of sources, including recommendations from Board members, management and shareholders. The committee also reviews and makes recommendations to the Board with respect to the composition of
                                                          Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation.
--------------------------- ----------------------------- --------------------------------------------------------------------------

Compensation of Directors
   The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the fund for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets.
Under the terms of the management agreement with the advisor, the fund is responsible for paying such fees and expenses.
   The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by this
Board to each director who is not an interested person as defined in the
Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended October 31, 1999
--------------------------------------------------------------------------------
                                    Total                     Total Compensation
                                    Compensation              from the
                                    from the                  American Century
Name of Director                    Fund (1)                  Family of Funds(2)
Thomas A. Brown                     N/A                       $52,333
Robert W. Doering, M.D.             N/A                        51,250
Andrea C. Hall, Ph.D.               N/A                        51,750
D.D. (Del) Hock                     N/A                        51,500
Donald H. Pratt                     N/A                        53,583
Lloyd T. Silver, Jr.                N/A                        51,500
M. Jeannine Strandjord              N/A                        52,833
--------------------------------------------------------------------------------

   1 Includes compensation paid to the directors during the fiscal year ended
October 31, 1999, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred Compensation Plan for
Non-Interested Directors and Trustees.
   2 Includes compensation paid by the six investment company members of the
American Century family of funds served by this Board.

   The fund has adopted the American Century Deferred Compensation Plan for
Non-Interested Directors and Trustees. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the fund.
   All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected funds or fund until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.
   No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed
10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.
   The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the fund. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.
   No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 1999.

Officers
   Background information for the officers of the fund is provided in the table below. All persons named as officers of the fund also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the fund are listed; only those officers with policy-making functions for the fund are listed. No officer is compensated for his or her service as an officer of the fund. The individuals listed in the following table are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund;
ACC; ACC's subsidiaries (including ACIM and ACSC); or the fund's distributor
(FDI).

Name (Age)                         Positions Held With     Principal Occupation(s)
Address                            Fund                    During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------

George A. Rio (44)                 President               Executive Vice President and Director of Client Services, FDI
60 State St.                                               (March 1998 to present)
Boston, MA 02109                                           Senior Vice President and Senior Key Account Manager, Putnam
                                                           Mutual Funds (June 1995 to March 1998)
                                                           Director Business Development, First Data Corporation
                                                           (May 1994 to June 1995)
------------------------------------------------------------------------------------------------------------------------------------

Christopher J. Kelley (34)         Vice President          Vice President and Associate General Counsel, FDI (July 1996 to
60 State St.                                               present)
Boston, MA 02109                                           Assistant Counsel, Forum Financial Group (April 1994 to July 1996)
------------------------------------------------------------------------------------------------------------------------------------

Mary A. Nelson (35)                Vice President          Vice President and Manager of Treasury Services and
60 State St.                                               Administration, FDI (1994 to present)
Boston, MA 02109
------------------------------------------------------------------------------------------------------------------------------------

Maryanne Roepke, CPA (43)          Vice President and      Senior Vice President, ACSC
9300 Ward Parkway                  Treasurer
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------

David C. Tucker (41)               Vice President          Senior Vice President and General Counsel, ACSC and ACIM
4500 Main St.                                              (June 1998 to present)
Kansas City, MO 64111                                      General Counsel, ACC (June 1998 to present)
                                                           Consultant to mutual fund industry (May 1997 to April 1998)
                                                           Vice President and General Counsel, Janus Companies (1990 to 1997)
------------------------------------------------------------------------------------------------------------------------------------

Paul Carrigan, Jr. (50)            Secretary               Secretary, ACC (December 1998 to present)
4500 Main St.                                              Director of Legal Operations, ACSC (February 1996 to present)
Kansas City, MO 64111                                      Board Communications Manager, The Benham Company
                                                           (April 1994 to January 1996)
------------------------------------------------------------------------------------------------------------------------------------

C. Jean Wade (35)                  Controller              Controller-Fund Accounting, ACSC
9300 Ward Parkway
Kansas City, MO 64114
------------------------------------------------------------------------------------------------------------------------------------

Merele A. May (36)                 Controller              Vice President, Controller-Fund Accounting, ACSC
9300 Ward Parkway
Kansas City, MO 64114
------------------------------------------------------------------------------------------------------------------------------------

Jon Zindel (32)                    Tax Officer             Vice President and Director of Taxation, ACSC (1996 to present)
9300 Ward Parkway                                          Vice President, ACIM (1999 to present)
Kansas City, MO 64114                                      Tax Manager, PricewaterhouseCoopers LLP (1989 to 1996)
------------------------------------------------------------------------------------------------------------------------------------

SERVICE PROVIDERS
   The fund has no employees. To conduct the fund's day-to-day activities, the fund has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund and is described below.
   ACIM and ACSC, are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR
   A description of the responsibilities of the advisor appears in the
Prospectus under the heading "Management."
   For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund as follows:

Fund                     Class                       Percentage of Net Assets
--------------------------------------------------------------------------------
Golconda Large-Cap       Investor                    1.35% of first $500 million
                                                     1.30% of first $500 million
                                                     1.25% over $1 billion
                         Institutional               1.15% of first $500 million
                                                     1.10% of first $500 million
                                                     1.05% over $1 billion
                         Advisor                     1.10% of first $500 million
                                                     1.05% of first $500 million
                                                     1.00% over $1 billion

   On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).
   The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the fund's
Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) the vote of a majority of the directors of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.
   The management agreement provides that it may be terminated at any time without payment of any penalty by the fund's Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.
   The management agreement provides that the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
   The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.
   Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.
   The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

TRANSFER AGENT AND ADMINISTRATOR
   American Century Services Corporation, 4500 Main Street, Kansas City,
Missouri 64111, serves as transfer agent and dividend-paying agent for the fund.
It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the fund and of the advisor. The advisor pays ACSC for such services.
   From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives.
Any expenses associated with these special services will be paid by the advisor.
   Pursuant to a Sub-Administration Agreement with the advisor, Funds
Distributor, Inc. (FDI) serves as the co-administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the advisor out of its unified fee.

DISTRIBUTOR
   The fund's shares are distributed by FDI, a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston Institutional Group,
Inc. The distributor's principal business address is 60 State Street, Suite
1300, Boston, Massachusetts 02109.
   The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares.
This means that the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS
CUSTODIAN BANKS
   Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the assets of the fund. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITOR
   Deloitte & Touche LLP is the independent auditor of the fund. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditor of the fund, Deloitte & Touche LLP provides services including (1) audit of the annual financial statements for the fund, (2)
assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION
   Under the management agreement between the fund and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The fund's policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.
   The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the fund. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the fund's brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the fund.
   The brokerage commissions paid by the fund may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the fund effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the fund.
   The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the fund and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the fund to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The fund regularly places its over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES
   The fund is a series of shares issued by the corporation, and shares of the fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See "Multiple Class Structure," which follows. Additional fund and classes may be added without a shareholder vote.
   The fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., the fund's) outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.
   The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Your rights as a shareholder are the same for all series or classes of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.
   In the event of complete liquidation or dissolution of the fund, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.
   Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE
   The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to four classes of shares: an Investor Class, an
Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.
   The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described beginning below). The plan has been adopted by the fund's Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

RULE 12b-1
   Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the fund's Advisor Class have approved and entered into a Master Distribution and Shareholder Services
Plan, with respect to the Advisor Class (the Plan). The Plan is described below.
   In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the fund [as defined in the
Investment Company Act], hereafter referred to as the independent directors)
determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plan may be amended by a vote of the Board of Directors
(including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.
   All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers
(NASD).

Master Distribution and Shareholder Services Plan
   As described in the Prospectus, the fund's Advisor Class of shares also is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.
   Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.
   To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares and the fund's Board of Directors has adopted a Master
Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor
Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the fund's Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services.
   Payments may be made for a variety of shareholder services, including, but not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the fund as underlying investment media) of shares and placing purchase, exchange and redemption orders with the fund's distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the fund (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and (j) providing other similar administrative and sub-transfer agency services. Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.
   Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the fund's
Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, distributor; (d) the printing of prospectuses, statements of additional information and reports for other-than-existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i)
assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and (n)
such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of this agreement and in accordance with Rule 12b-1 of the Investment Company Act.

BUYING AND SELLING FUND SHARES
   Information about buying, selling and exchanging fund shares is contained in the fund's Prospectus and in Your Guide to American Century Services. The
Prospectus and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES
   The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m.
Eastern time each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.
   The fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.
   The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
   Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.
   Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.
   Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Directors.
   The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.
   Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
   Trading of these securities in foreign markets may not take place on every exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the exchange is not open and on which the fund's net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES
FEDERAL INCOME TAX
   The fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the fund in the manner they were realized by the fund.
   If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70%
dividends-received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days.
   Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares.
However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains to you with respect to such shares.
   Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.
   If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.
   If a fund purchases the securities of certain foreign investment fund or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.
   If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS.
Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31%
withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.
   Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES
   Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S.
government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED
   The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.
   All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.
   Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.
   Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.
   In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.
   As a new fund, performance information for the fund is not available as of the date of this Statement of Additional Information.

PERFORMANCE COMPARISONS
   The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields,
U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates
(source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
Markets); yield curves for AAA-rated, tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg
Financial Markets and Data Resources, Inc.); total returns on foreign bonds
(source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures
Index (source: Commodity Index Report); the price of gold (sources: London
a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills,
and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the fund.

PERMISSIBLE ADVERTISING INFORMATION
   From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for the fund; (5)
descriptions of investment strategies for the fund; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund; (7) comparisons of investment products
(including the fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in the fund. The fund also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING
   Pursuant to the Multiple Class Plan, the fund may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class, and for periods after the first full quarter after inception, actual performance of the new class will be used.

More information about the fund is contained in these documents
Annual and Semiannual Reports
   These contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.
   You can receive a free copy of the annual and semiannual reports, and ask questions about the fund and your accounts, by contacting American Century at the address or telephone numbers listed below.
   If you own or are considering purchasing fund shares through
   o an employer-sponsored retirement plan
   o a bank
   o a broker-dealer
   o an insurance company
   o another financial intermediary
you can receive the annual and semiannual reports directly from them.

   You also can get information about the fund from the Securities and Exchange
Commission (SEC).

   o In person               SEC Public Reference Room
                             Washington, D.C.
                             Call 1-800-SEC-0330 for location and hours.
   o On the Internet         www.sec.gov
   o By mail                 SEC Public Reference Section
                             Washington, D.C.
                             20549-6009
                             (The SEC will charge a
                             fee for copying the
                             documents.)

   Investment Company Act File No. 811-0816

   American Century Investments
   P.O. Box 419200
   Kansas City, Missouri 64141-6200

   SH-PRS-xxxxx   9911

PART C.   OTHER INFORMATION.

ITEM 23.  Exhibits  (all  exhibits  not filed  herewith  are being  incorporated herein by reference)

     (a)  (1)  Articles of Incorporation of Twentieth Century  Investors,  Inc.,
               dated June 26,  1990  (filed  electronically  as  Exhibit  b1a to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (2)  Articles of Amendment of Twentieth Century Investors, Inc., dated
               November  19,  1990  (filed  electronically  as  Exhibit  b1b  to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (3)  Articles  of Merger  of  Twentieth  Century  Investors,  Inc.,  a
               Maryland  corporation and Twentieth  Century  Investors,  Inc., a
               Delaware   corporation,    dated   February   22,   1991   (filed
               electronically as Exhibit b1c to Post-Effective  Amendment No. 73
               on Form N-1A on February 29, 1996).

          (4)  Articles of Amendment of Twentieth Century Investors, Inc., dated
               August  10,  1993  (filed   electronically   as  Exhibit  b1d  to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (5)  Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
               dated September 3, 1993 (filed  electronically  as Exhibit b1e to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (6)  Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
               dated  April 24,  1995  (filed  electronically  as Exhibit b1f to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (7)  Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
               dated  October 11, 1995 (filed  electronically  as Exhibit b1g to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (8)  Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
               dated  January 22, 1996 (filed  electronically  as Exhibit b1h to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (9)  Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
               dated  March 11,  1996  (filed  electronically  as Exhibit b1i to
               Post-Effective Amendment No. 75 on Form N-1A on June 14, 1996).

          (10) Articles Supplementary of Twentieth Century Investors, Inc. dated
               September  9,  1996  (filed  electronically  as  Exhibit  a10  to
               Post-Effective  Amendment  No.  85 on Form N-1A on  September  1,
               1999).

          (11) Articles of Amendment of Twentieth Century Investors, Inc., dated
               December  2,  1996  (filed   electronically  as  Exhibit  b1j  to
               Post-Effective  Amendment  No.  76 on Form N-1A on  February  28,
               1997).

          (12) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
               dated  December 2, 1996 (filed  electronically  as Exhibit b1k to
               Post-Effective  Amendment  No.  76 on Form N-1A on  February  28,
               1997).

          (13) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
               dated July 28,  1997  (filed  electronically  as  Exhibit  b1l to
               Post-Effective  Amendment  No.  78 on Form N-1A on  February  26,
               1998).

          (14) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
               dated November 28, 1997 (filed  electronically  as Exhibit a13 to
               Post-Effective  Amendment  No.  83 on Form N-1A on  February  26,
               1999).

          (15) Certificate of Correction to Articles  Supplementary  of American
               Century  Mutual  Funds,  Inc.,  dated  December  18,  1997 (filed electronically as Exhibit a14 to Post-Effective  Amendment No. 83
               on Form N-1A on February 26, 1999).

          (16) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
               dated December 18, 1997 (filed  electronically  as Exhibit b1m to
               Post-Effective  Amendment  No.  78 on Form N-1A on  February  26,
               1998).

          (17) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
               dated  January 25, 1999 (filed  electronically  as Exhibit a16 to
               Post-Effective  Amendment  No.  83 on Form N-1A on  February  26,
               1999).

          (18) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
               dated February 16, 1999 (filed  electronically  as Exhibit a17 to
               Post-Effective  Amendment  No.  83 on Form N-1A on  February  26,
               1999).

          (19) Articles Supplementary of American Century Mutual Funds, Inc. is
               included herein.

     (b)  (1)  By-laws   of   Twentieth   Century    Investors,    Inc.   (filed
               electronically as Exhibit b2 to  Post-Effective  Amendment No. 73
               on Form N-1A on February 29, 1996).

          (2)  Amendment to Bylaws of American Century Mutual Funds, Inc. (filed electronically as Exhibit b2b to  Post-Effective  Amendment No. 9
               on Form N-1A of American Century Capital  Portfolios,  Inc., File
               No. 33-64872, on February 17, 1998).

     (c)  Registrant hereby incorporates by reference, as though set forth fully herein,  Article  Fifth,  Article  Seventh,  and  Article  Eighth,  of
          Registrants Articles of Incorporation,  appearing as Exhibit (a)(1) to
          Post-Effective  Amendment No. 76 on Form N-1A of the  Registrant,  and
          Article  Fifth of  Registrants  Articles of  Amendment,  appearing  as
          Exhibit (a)(4) to Post-Effective  Amendment No. 76 to the Registration
          Statement on February 28, 1997;  and Sections 3, 4, 5, 6, 7, 8, 9, 10,
          11, 22, 24,  25,  30,  31,  33, 39, 45 and 46 of  Registrants  By-Laws
          appearing as Exhibit (b)(1) to Post-Effective Amendment No. 73 on Form
          N-1A,  and Sections 25, 30 & 31 of  Registrants  By-Laws  appearing as
          Exhibit  (b)(2)  to  Post-Effective  Amendment  No. 9 on Form  N-1A of
          American Century Capital Portfolios, Inc., Commission No. 33-64872.

     (d)  (1)  Management  Agreement between American Century Mutual Funds, Inc.
               and American Century Investment Management,  Inc. dated August 1,
               1997  (filed  electronically  as  Exhibit  b5  to  Post-Effective
               Amendment No. 78 on Form N-1A on February 26, 1998).

          (2)  Addendum to Management  Agreement between American Century Mutual
               Funds,  Inc. and American Century  Investment  Management,  Inc.,
               dated  February 16, 1999 (filed  electronically  as Exhibit d2 to
               Post-Effective  Amendment  No.  83 on Form N-1A on  February  26,
               1999).

          (3)  Addendum to Management  Agreement between American Century Mutual
               Funds, Inc. and American Century Investment  Management,  Inc. is
               included herein.

     (e)  (1)  Distribution  Agreement  between  American  Century Mutual Funds,
               Inc. and Funds  Distributor,  Inc.  dated January 15, 1998 (filed electronically as Exhibit b6 to  Post-Effective  Amendment No. 28
               on Form N-1A of American Century Target  Maturities  Trust,  File
               No. 2-94608, on January 30, 1998).

          (2)  Amendment No. 1 to the  Distribution  Agreement  between American
               Century Mutual Funds, Inc. and Funds Distributor, Inc. dated June
               1, 1998 (filed  electronically  as Exhibit b6b to  Post-Effective
               Amendment  No.  11 to  the  Registration  Statement  of  American
               Century Capital Portfolios,  Inc., File No. 33-64872, on June 26,
               1998).

          (3)  Amendment No. 2 to the  Distribution  Agreement  between American
               Century  Mutual Funds,  Inc. and Funds  Distributor,  Inc.  dated
               December  1,  1998  (filed   electronically  as  Exhibit  b6c  to
               Post-Effective  Amendment No. 12 to the Registration Statement of
               American Century World Mutual Funds, Inc., File No. 33-39242,  on
               November 13, 1998).

          (4)  Amendment No. 3 to the  Distribution  Agreement  between American
               Century  Mutual Funds,  Inc. and Funds  Distributor,  Inc.  dated
               January  29,  1999  (filed   electronically   as  Exhibit  e4  to
               Post-Effective  Amendment No. 24 to the Registration Statement of
               American Century Variable Portfolios, Inc., File No. 33-14567, on
               January 15, 1999).

          (5)  Amendment No. 4 to the  Distribution  Agreement  between American
               Century Mutual Funds, Inc. and Funds Distributor, Inc. dated July
               30, 1999 (filed  electronically  as Exhibit e5 to  Post-Effective
               Amendment  No.  16 to  the  Registration  Statement  of  American
               Century Capital Portfolios,  Inc., File No. 33-64872, on July 29,
               1999).

          (6)  Amendment No. 5 to the  Distribution  Agreement  between American
               Century  Mutual  Funds,  Inc.  and  Funds  Distributor,  Inc.  is
               included herein.

     (f)  Not Applicable.

     (g)  (1)  Global Custody Agreement between The Chase Manhattan Bank and the
               Twentieth  Century and Benham Funds,  dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 on
               Form N-1A of American Century  Government  Income Trust, File No.
               2-99222, on February 7, 1997).

          (2)  Master Agreement by and between Commerce Bank, N.A. and Twentieth
               Century   Services,   Inc.   dated   January   22,   1997  (filed
               electronically as Exhibit 8e to  Post-Effective  Amendment No. 76
               on Form N-1A on February 28, 1997).

     (h)  (1)  Transfer Agency Agreement between  Twentieth  Century  Investors,
               Inc. and Twentieth  Century  Services,  Inc.  dated March 1, 1991
               (filed  electronically as Exhibit 9 to  Post-Effective  Amendment
               No. 76 on Form N-1A on February 28, 1997).

          (2)  Credit  Agreement  between  American  Century Funds and The Chase
               Manhattan Bank, as Administrative  Agent dated as of December 18,
               1998  (filed  electronically  as  Exhibit  h2  to  Post-Effective
               Amendment  No.  37 to  the  Registration  Statement  of  American
               Century  Government  Income  Trust  on  May  7,  1999,  File  No.
               2-99222).

     (i)  Opinion and Consent of Counsel (filed electronically as Exhibit i to
          Post-Effective Amendment No. 85 on form N-1A on September 1, 1999).

     (j)  Power of Attorney  dated  February 19, 1999 (filed  electronically  as
          Exhibit j2 to Post-Effective Amendment No. 83 on Form N-1A on February
          26, 1999).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1)  Master  Distribution  and Shareholder  Services Plan of Twentieth
               Century Capital  Portfolios,  Inc.,  Twentieth Century Investors,
               Inc.,  Twentieth  Century Strategic Asset  Allocations,  Inc. and
               Twentieth  Century World  Investors,  Inc.  (Advisor Class) dated
               September  3,  1996  (filed  electronically  as  Exhibit  b15a to
               Post-Effective  Amendment No. 9 on Form N-1A of American  Century
               Capital  Portfolios,  Inc.,  File No.  33-64872,  on February 17,
               1998).

          (2)  Amendment No. 1 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor  Class)  dated June 13,  1997 (filed  electronically  as
               Exhibit b15d to  Post-Effective  Amendment No. 77 on Form N-1A on
               July 17, 1997).

          (3)  Amendment No. 2 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor Class) dated September 30, 1997 (filed electronically as
               Exhibit b15c to  Post-Effective  Amendment No. 78 on Form N-1A on
               February 26, 1998).

          (4)  Amendment No. 3 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor  Class)  dated June 30,  1998 (filed  electronically  as
               Exhibit b15e to  Post-Effective  Amendment No. 11 on Form N-1A of
               American Century Capital Portfolios,  Inc., File No. 33-64872, on
               June 26, 1998).

          (5)  Amendment No. 4 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor Class) dated November 13, 1998 (filed  electronically as
               Exhibit b15e to  Post-Effective  Amendment No. 12 on Form N-1A of
               American Century World Mutual Funds, Inc., File No. 33-39242,  on
               November 13, 1998).

          (6)  Amendment No. 5 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor Class) dated February 16, 1999 (filed  electronically as
               Exhibit  m6 to  Post-Effective  Amendment  No. 83 on Form N-1A on
               February 26, 1999).

          (7)  Amendment No. 6 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor  Class)  dated July 30,  1999 (filed  electronically  as
               Exhibit  m7 to  Post-Effective  Amendment  No. 16 on Form N-1A of
               American Century Capital Portfolios,  Inc., File No. 33-64872, on
               July 29, 1999).

          (8)  Amendment No. 7 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor Class) is included herein.

          (9)  Shareholder   Services   Plan  of   Twentieth   Century   Capital
               Portfolios,  Inc.,  Twentieth Century Investors,  Inc., Twentieth
               Century Strategic Asset  Allocations,  Inc. and Twentieth Century
               World  Investors,  Inc.  (Service  Class) dated September 3, 1996
               (filed electronically as Exhibit b15b to Post-Effective Amendment
               No. 9 on Form N-1A of American Century Capital Portfolios,  Inc.,
               File No. 33-64872, on February 17, 1998).

     (n)  Not applicable.

     (o)  (1)  Multiple  Class Plan of  Twentieth  Century  Capital  Portfolios,
               Inc.,  Twentieth  Century  Investors,   Inc.,  Twentieth  Century
               Strategic  Asset  Allocations,  Inc. and Twentieth  Century World
               Investors,  Inc. dated September 3, 1996 (filed electronically as
               Exhibit  b18b  to  Post-Effective  Amendment  9 on  Form  N-1A of
               American Century Capital Portfolios,  Inc., File No. 33-64872, on
               February 17, 1998).

          (2)  Amendment  No.  1 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World  Mutual  Funds,  Inc.  dated June 13,  1997 (filed electronically as Exhibit b18b to Post-Effective Amendment No. 77
               on Form N-1A on July 17, 1997).

          (3)  Amendment  No.  2 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century World Mutual Funds,  Inc. dated September 30, 1997 (filed electronically as Exhibit b18c to Post-Effective Amendment No. 78
               on Form N-1A on February 26, 1998).

          (4)  Amendment  No.  3 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World  Mutual  Funds,  Inc.  dated June 30,  1998 (filed electronically as Exhibit b18d to Post-Effective Amendment No. 11
               on Form N-1A of American Century Capital  Portfolios,  Inc., File
               No. 33-64872, on June 26, 1998).

          (5)  Amendment  No.  4 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century World Mutual Funds,  Inc.  dated November 13, 1998 (filed electronically as Exhibit b18e to Post-Effective Amendment No. 12
               on Form N-1A of American  Century World Mutual Funds,  Inc., File
               No. 33-39242, on November 13, 1998).

          (6)  Amendment  No.  5 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World Mutual Funds,  Inc.  dated January 29, 1999 (filed electronically as Exhibit b18f to Post-Effective Amendment No. 14
               on Form N-1A of American Century Capital  Portfolios,  Inc., File
               No. 33-64872, on December 29, 1998).

          (7)  Amendment  No.  6 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World  Mutual  Funds,  Inc.  dated July 30,  1999 (filed electronically as Exhibit o7 to  Post-Effective  Amendment No. 16
               on Form N-1A of American Century Capital  Portfolios,  Inc., File
               No. 33-64872, on July 29, 1999).

          (8)  Amendment  No.  7 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century World Mutual Funds, Inc. is included herein.

ITEM 24. Persons  Controlled  by or Under Common  Control with  Registrant.

     Not Applicable.

ITEM 25. Indemnification.

     The  Corporation  is a Maryland  corporation.  Section 2-418 of the General
     Corporation Law of Maryland allows a Maryland  corporation to indemnify its directors,  officers,  employees and agents to the extent  provided in such statute.

     Article   Eighth   of  the   Articles   of   Incorporation   requires   the
     indemnification  of the corporation's  directors and officers to the extent permitted  by the  General  Corporation  Law of  Maryland,  the  Investment
     Company Act and all other applicable laws.

     The registrant has purchased an insurance  policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such  capacities and providing  reimbursement  to the registrant  for sums which it may be  permitted  or  required to pay to its officers and directors by way of indemnification  against such liabilities,
     subject  in  either   case  to   clauses   respecting   deductibility   and
     participation.

ITEM 26. Business and Other Connections of Investment Advisor.

     None.

ITEM 27. Principal Underwriters.

(a)  Funds Distributor,  Inc. (the "Distributor") acts as principal  underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Global Funds, Inc.
Dresdner RCM Investment Funds, Inc.
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Kobrick Investment Trust
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Nomura Pacific Basin Fund, Inc.
Orbitex Group of Funds
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
SoGen Funds, Inc.
SoGen Variable Funds, Inc.
St. Clair Funds, Inc.
TD Waterhouse Trust
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     The Distributor is registered  with the Securities and Exchange  Commission as a  broker-dealer  and is a member of the National  Association  of Securities
Dealers.  The  Distributor  is located at 60 State Street,  Suite 1300,  Boston,
Massachusetts 02109. The Distributor is an indirect  wholly-owned  subsidiary of
Boston  Institutional  Group,  Inc., a holding company all of whose  outstanding shares are owned by key employees.

(b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business Address*  Positions and Offices with          Positions and Offices with
                                      Underwriter                         Registrant

Marie E. Connolly                     Director, President and Chief       none
                                      Executive Officer

George A. Rio                         Executive Vice President            President, Principal Executive
                                                                          and Principal Financial Officer

Donald R. Roberson                    Executive Vice President            none

William S. Nichols                    Executive Vice President            none

Margaret W. Chambers                  Senior Vice President, General      None
                                      Counsel, Chief Compliance
                                      Officer, Secretary and Clerk

Joseph F. Tower, III                  Director, Senior Vice President,    None
                                      Treasurer and Chief Financial
                                      Officer

Paula R. David                        Senior Vice President               None

Gary S. MacDonald                     Senior Vice President               None

Judith K. Benson                      Senior Vice President               None

William J. Nutt                       Chairman and Director               None
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

(c)  Not applicable.

ITEM 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American  Century Mutual Funds,  Inc.,  American  Century
     Services Corporation and American Century Investment Management,  Inc., all
     located at American Century Tower, 4500 Main Street, Kansas City, Missouri
     64111.

ITEM 29. Management Services

     Not Applicable.

ITEM 30. Undertakings.

     Not Applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for  effectiveness of this  Post-Effective  Amendment No. 87 to its
Registration  Statement pursuant to Rule 485(b) promulgated under the Securities
Act of 1933,  and has duly caused  this  Post-Effective  Amendment  No. 87 to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Kansas City, State of Missouri on the 26th day of November, 1999.

                                       American Century Mutual Funds, Inc.
                                       (Registrant)

                                       By: /*/George A. Rio
                                       George A. Rio
                                       President and Principal Executive Officer

    Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 87 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                   Title                              Date
---------                   -----                              ----

*George A. Rio              President, Principal Executive     November 26, 1999
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President and Treasurer       November 26, 1999
Maryanne Roepke

*James E. Stowers, Jr.      Chairman of the Board and          November 26, 1999
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           November 26, 1999
James E. Stowers III

*Thomas A. Brown            Director                           November 26, 1999
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           November 26, 1999
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           November 26, 1999
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           November 26, 1999
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                           November 26, 1999
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                           November 26, 1999
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           November 26, 1999
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact